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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/10

*	Funds included are: Invesco High Income Municipal Fund, Invesco Tax-Exempt Cash Fund and Invesco Tax-Free Intermediate Fund.

Item 1. Reports to Stockholders.

Invesco High Income Municipal Fund
Semiannual Report to Shareholders  ▪  August 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
27	Financial Statements
29	Notes to Financial Statements
35	Financial Highlights
36	Fund Expenses
37	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/10 to 8/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.49%

Class B Shares	7.23

Class C Shares	7.23

Class Y Shares	7.75

Institutional Class Shares	7.75

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	5.42

Barclays Capital High Yield Municipal Bond Index■ (Style-Specific Index)	8.14

Lipper High Yield Municipal Debt Funds Index▼ (Peer Group Index)	6.94

▼Lipper Inc.; ■Invesco, Barclays Capital
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Barclays Capital High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.
     The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high yield municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco High Income Municipal Fund

Average Annual Total Returns
As of 8/31/10, including maximum applicable sales charges

			After Taxes on
	Before	After Taxes on	Distributions and
	Taxes	Distributions	Sale of Fund Shares

Class A Shares

Inception (1/2/98)	3.64%	3.64%	3.86%

10 Years	4.62	4.62	4.77

5 Years	2.06	2.06	2.50

1 Year	14.13	14.13	11.35

Class B Shares

Inception (1/2/98)	3.52%	3.52%	3.72%

10 Years	4.48	4.48	4.59

5 Years	1.97	1.97	2.34

1 Year	13.94	13.94	11.03

Class C Shares

Inception (1/2/98)	3.25%	3.25%	3.45%

10 Years	4.34	4.34	4.44

5 Years	2.29	2.29	2.61

1 Year	17.94	17.94	13.64

Class Y Shares

10 Years	5.19%	5.19%	5.29%

5 Years	3.17	3.17	3.48

1 Year	20.08	20.08	15.41

Institutional Class Shares

10 Years	5.25%	5.25%	5.35%

5 Years	3.30	3.30	3.60

1 Year	20.25	20.25	15.53

Average Annual Total Returns
As of 6/30/10, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes on
	Before	After Taxes on	Distributions and
	Taxes	Distributions	Sale of Fund Shares

Class A Shares

Inception (1/2/98)	3.38%	3.38%	3.65%

10 Years	4.35	4.35	4.55

5 Years	1.59	1.59	2.11

1 Year	14.85	14.85	11.89

Class B Shares

Inception (1/2/98)	3.26%	3.26%	3.50%

10 Years	4.24	4.24	4.39

5 Years	1.50	1.50	1.96

1 Year	14.71	14.71	11.62

Class C Shares

Inception (1/2/98)	2.99%	2.99%	3.23%

10 Years	4.06	4.06	4.21

5 Years	1.82	1.82	2.22

1 Year	18.74	18.74	14.24

Class Y Shares

10 Years	4.92%	4.92%	5.06%

5 Years	2.69	2.69	3.08

1 Year	20.86	20.86	16.01

Institutional Class Shares

10 Years	4.96%	4.96%	5.11%

5 Years	2.79	2.79	3.18

1 Year	20.89	20.89	16.02

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on July 31, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.80%, 1.55%, 1.55%, 0.55% and 0.55%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.98%, 1.73%, 1.73%, 0.73% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any voluntary fee waivers and/or expense reimbursements by the adviser. Voluntary arrangements can be discontinued or modified at any time without further notice to investors. See current prospectus for more information.

3	Invesco High Income Municipal Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair,
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the period covered by this report. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

4	Invesco High Income Municipal Fund

Schedule of Investments

August 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.47%
Alaska–0.36%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider IDR	5.70%	12/01/17	$1,000	$841,950

Series 2007, Community Provider IDR	6.00%	12/01/36	3,000	1,795,590

				2,637,540

Arizona–3.01%
Centerra Community Facilities District; Series 2005, Unlimited Tax GO	5.50%	07/15/29	358	303,187

Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Educational Facilities IDR	5.70%	12/01/26	2,200	1,926,672

Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Educational Facilities IDR	6.25%	06/01/26	1,000	920,930

Series 2006, Educational Facilities IDR	6.38%	06/01/36	1,000	880,080

Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Educational Facilities IDR	7.13%	12/01/28	2,120	2,167,064

Series 2008 A, Educational Facilities IDR	7.25%	12/01/38	1,100	1,112,386

Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Educational Facilities IDR	7.25%	08/01/19	830	865,142

Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Educational Facilities IDR	8.50%	07/01/39	1,750	1,904,875

Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Educational Facilities IDR	6.50%	04/01/26	1,000	965,790

Series 2006, Educational Facilities IDR	6.75%	04/01/36	1,000	947,090

Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Educational Facilities IDR	5.88%	06/01/22	535	477,798

Series 2006, Ref. Educational Facilities IDR	6.00%	06/01/36	830	677,562

Pima (County of) Industrial Development Authority (Tucson Electric Power Co. San Juan); Series 2009 A, IDR	4.95%	10/01/20	1,000	1,061,950

Pima (County of) Industrial Development Authority (Valley Academy); Series 2008, Educational Facilities IDR	6.50%	07/01/38	2,815	2,861,250

Pinal (County of) Electrical District No. 4; Series 2008, RB	6.00%	12/01/38	1,650	1,720,620

Tucson (City of) Industrial Development Authority (Arizona AgriBusiness & Equine Center, Inc.); Series 2004 A, Educational Facilities IDR	6.13%	09/01/34	500	495,350

University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	1,800	1,759,806

Series 2009, Hospital RB	6.25%	07/01/29	500	550,145

Series 2009, Hospital RB	6.50%	07/01/39	500	548,125

				22,145,822

California–3.07%
Abag Finance Authority for Non-profit Corps. (Hamlin School); Series 2007, RB	5.00%	08/01/37	3,000	2,747,220

California (State of) Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.75%	03/01/19	1,000	1,010,550

California (State of) Educational Facilities Authority (University of Southern California); Series 2009 A, RB	5.00%	10/01/38	2,000	2,151,920

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/34	1,000	1,021,700

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,269,820

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/36	1,150	1,061,530

California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,184,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Drew School); Series 2007, RB	5.30%	10/01/37	$500	$410,355

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(a)	5.13%	04/01/37	2,000	1,879,840

California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	900	848,754

California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,173,060

California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	1,000	987,810

California (State of);
Series 2009, Various Purpose Unlimited Tax GO	6.00%	04/01/35	1,500	1,683,075

Series 2010, Various Purpose Unlimited Tax GO	5.50%	03/01/40	1,000	1,075,410

Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,027,580

Orange (City of) Community Facilities District No 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	547,906

Series 2010, Special Tax RB	6.00%	10/01/40	500	508,290

				22,589,420

Colorado–8.60%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO(b)(c)	8.00%	12/01/13	500	620,510

Arista Metropolitan District; Series 2005, Special Limited Tax GO	6.75%	12/01/35	2,000	1,509,540

Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO	6.25%	12/01/35	1,500	1,412,940

Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO	7.50%	12/01/39	550	560,615

Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO(b)(c)	8.05%	12/01/12	500	595,470

Series 2003, Limited Tax GO(b)(c)	8.05%	12/01/12	534	635,962

Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO	7.00%	12/01/23	60	60,156

Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO	6.00%	12/01/25	500	423,620

Series 2005, Limited Tax GO	6.13%	12/01/35	750	596,333

Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(a)	6.13%	12/15/35	2,925	2,707,673

Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, RB	6.00%	11/01/36	1,685	1,071,744

Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,080	920,851

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	626,945

Series 2008, Charter School RB	6.50%	07/01/38	1,000	951,860

Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	526,065

Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	545	553,077

Colorado (State of) Educational & Cultural Facilities Authority (Excel Academy); Series 2003, Charter School RB(b)(c)	7.30%	12/01/11	500	543,485

Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy);
Series 2008 A, Charter School RB	6.75%	08/01/28	1,215	1,248,971

Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,539,210

Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	895	856,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	$2,500	$2,507,750

Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,615,494

Series 2008 A, Charter School RB	7.25%	10/01/39	500	516,125

Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(a)	6.75%	04/01/40	1,860	1,835,243

Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(a)	8.25%	11/01/39	3,000	3,255,030

Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB(a)	5.75%	05/15/37	2,515	2,177,688

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2001, RB(b)(c)	7.63%	08/15/11	500	534,970

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,322,500

Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB(a)	5.75%	12/01/37	1,650	1,400,339

Colorado (State of) Educational & Cultural Facilities Authority (Vail Christian High School); Series 2007, Independent School Improvement RB(a)(d)	5.50%	06/01/37	2,000	1,191,900

Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,575	1,427,249

Colorado (State of) Health Facilities Authority (Christian Living Campus);
Series 2004 A, RB	6.13%	01/01/25	250	247,160

Series 2004 A, RB	6.25%	01/01/33	550	545,369

Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	375	405,064

Series 2009 A, RB	9.00%	01/01/34	750	813,908

Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	3,000	2,784,810

Confluence Metropolitan District; Series 2007, Tax Supported RB	5.25%	12/01/17	790	705,715

Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO(b)(c)	6.75%	12/01/13	810	958,489

Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO	5.85%	12/01/26	1,000	773,790

Series 2006, Limited Tax GO	5.95%	12/01/36	1,750	1,244,775

Country Club Village Metropolitan District; Series 2006, Limited Tax GO	6.00%	12/01/34	600	435,432

Fitzsimons Village Metropolitan District No 1; Series 2010, A, Tax Increment Allocation RB	7.50%	03/01/40	1,500	1,551,405

Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO	6.75%	12/01/36	3,000	2,593,470

Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO	5.75%	12/01/36	1,415	928,240

Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO	6.25%	12/01/36	1,645	1,289,384

Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	250	250,710

Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	301,083

Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	803,040

Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO	6.13%	12/01/25	1,000	858,330

Series 2005, Limited Tax GO	6.25%	12/01/35	1,000	808,540

Piney Creek Metropolitan District; Series 2005, Limited Tax GO	5.50%	12/01/35	1,190	1,031,325

Reata South Metropolitan District; Series 2007 A, Limited Tax GO	7.25%	06/01/37	1,000	904,420

Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activities RB	6.00%	01/15/34	500	530,545

Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO	6.50%	12/01/35	1,000	769,800

Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO	5.75%	12/01/36	1,000	730,620

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(e)(f)(g)	0.31%	12/01/30	450	450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO(b)(c)	7.13%	12/01/14	$500	$627,370

Table Rock Metropolitan District; Series 2003, Limited Tax GO(b)(c)	7.00%	12/01/13	700	820,533

University of Northern Colorado (Auxiliary Facilities System); Series 2001, Ref. & Improvement RB (INS–Ambac Assurance Corp.)(h)	5.00%	06/01/23	1,000	1,011,270

Valagua Metropolitan District; Series 2008, Limited Tax GO	7.75%	12/01/37	1,000	942,810

Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO	6.25%	12/01/25	85	72,213

Series 2005, Limited Tax GO	6.38%	12/01/35	500	399,715

				63,334,888

Connecticut–0.54%
Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	700	756,560

Harbor Point Infrastructure Improvement District; Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,248,940

				4,005,500

Delaware–0.48%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,489,186

Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	841,982

Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	705,270

Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	514,158

				3,550,596

District of Columbia–0.86%
District of Columbia (Medlantic/Helix); Series 1998 B, RB (INS–Assured Guaranty Municipal Corp.)(h)	5.00%	08/15/38	3,000	3,082,350

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	1,025,460

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,200,240

				6,308,050

Florida–4.57%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,751,450

Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, RB	7.00%	04/01/39	2,100	2,372,895

Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	300	314,964

Series 2001 B, Special Assessment RB	8.38%	05/01/17	150	157,482

Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	526,003

East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	05/01/36	570	522,200

Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,718,846

Series 2007 A, RB	6.13%	05/15/37	1,855	1,516,833

Florida (State of) Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,861,272

Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB	5.10%	05/01/14	1,000	439,400

Hillsborough (County of) Industrial Development Authority (Healthcare Facilities); Series 2008 B, IDR	8.00%	08/15/32	1,000	1,170,960

Lee (County of) Industrial Development Authority (Cypress Cove at HealthPark); Series 2002 A, Health Care Facilities IDR	6.75%	10/01/32	1,250	1,105,525

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,000	1,026,840

Series 2004, Ref. Hospital RB(a)	6.75%	11/15/29	500	512,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	$905	$905,208

Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	997,320

Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	750,270

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.38%	07/01/20	1,100	1,067,319

Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	890,520

Orange (County of) Health Facilities Authority (The Nemours Foundation); Series 2009 A, RB	5.00%	01/01/39	1,000	1,042,480

Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	915,920

Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	500	500,160

Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS–National Public Finance Guarantee Corp.)(h)	5.00%	07/01/40	1,500	1,491,840

Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	1,000	755,380

Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,552,545

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,500	1,442,070

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,500	1,417,170

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	859,690

Series 2006 A, Health Care IDR	5.38%	01/01/40	1,000	796,320

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	171,051

Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,133,970

				33,686,853

Georgia–2.54%
Atlanta (City of) (Atlantic Station);
Series 2001, Tax Allocation RB(b)(c)	7.75%	12/01/11	455	491,569

Series 2001, Tax Allocation RB(b)(c)	7.90%	12/01/11	750	828,825

Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,056,060

Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,000	2,033,640

Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB(a)	5.50%	01/01/31	630	584,854

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc);
Series 2010, RAC	6.00%	09/01/30	700	738,773

Series 2010, RAC	6.13%	09/01/40	1,000	1,039,790

Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	481,960

Series 2004 A, RB	6.13%	02/15/34	200	186,978

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.) Series 2010, RAC (INS–Assured Guaranty Municipal Corp)(h)	5.00%	08/01/45	500	507,205

Richmond (County of) Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(e)(f)(g)	0.24%	07/01/37	6,430	6,430,000

Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(i)	6.13%	01/01/34	4,500	4,364,370

				18,744,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii–0.40%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose RB	8.75%	11/15/29	$850	$997,569

Series 2009 A, Special Purpose RB	9.00%	11/15/44	1,250	1,455,250

Hawaii (State of) Department of Budget & Finance (Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	500	513,560

				2,966,379

Idaho–0.94%
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	762,450

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	176,983

Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,174,360

Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,356,837

Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	847,952

Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,591,060

				6,909,642

Illinois–7.68%
Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	1,000	851,180

Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB	5.95%	12/15/12	275	282,353

Series 2002, Tax Increment Allocation RB	6.05%	12/15/13	475	489,768

Chicago (City of) (Lake Shore East);
Series 2003, Special Assessment RB	6.63%	12/01/22	500	503,140

Series 2003, Special Assessment RB	6.75%	12/01/32	500	497,085

Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	245	240,779

Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	1,000	954,290

Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,735,850

Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	655,210

Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,069

Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,000

Illinois (State of) Finance Authority (Clare Oaks);
Series 2006 A, RB	6.00%	11/15/27	1,000	780,860

Series 2006 A, RB	6.00%	11/15/39	3,500	2,446,885

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB	6.13%	08/15/28	1,000	953,650

Series 2008 A, Ref. RB	6.25%	08/15/35	1,000	948,660

Series 2008 A, Ref. RB	6.25%	08/15/40	1,000	941,510

Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	433,750

Series 2006 A, RB	6.00%	08/15/26	850	767,533

Series 2006 A, RB	6.00%	08/15/39	1,460	1,258,987

Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,301,482

Series 2010, RB,	6.25%	08/15/15	550	553,195

Series 2010, RB,	7.00%	11/15/15	550	553,652

Illinois (State of) Finance Authority (Provena Health); Series 2010 A, RB	6.00%	05/01/28	1,230	1,278,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	$1,865	$2,182,908

Series 2009 A, RB	7.25%	11/01/38	2,000	2,302,860

Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
Series 2007 A, RB(d)	5.63%	11/15/17	1,345	338,940

Series 2007 A, RB(d)	6.00%	11/15/27	2,000	504,000

Series 2007 A, RB(d)	6.00%	11/15/37	2,000	504,000

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2009, RB	6.88%	08/15/38	6,000	6,546,060

Series 2009, RB	7.00%	08/15/44	1,000	1,093,530

Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	468,670

Series 2005 A, RB	6.13%	11/15/25	1,000	915,460

Series 2005 A, RB	6.25%	11/15/35	1,500	1,321,785

Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	1,001,580

Series 2006 A, RB	5.88%	02/15/38	1,500	1,432,230

Illinois (State of) Health Facilities Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	500	502,950

Illinois (State of) Health Facilities Authority (Lutheran Senior Ministries Obligated Group); Series 2001 A, RB(b)(c)	7.38%	08/15/11	1,000	1,077,880

Illinois (State of) Health Facilities Authority (Villa St. Benedict); Series 2003 A-1, RB(d)	6.90%	11/15/33	2,000	765,200

Illinois (State of) Health Facilities Authority; Series 2003 A, RB	7.00%	11/15/32	800	800,112

Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
Series 2004, Special Tax RB	5.00%	03/01/11	175	174,311

Series 2004, Special Tax RB	6.25%	03/01/34	750	688,012

Lombard (City of) Public Facilities Corp. (Lombard Conference Center & Hotel);
Series 2005 A-1, First Tier RB	6.38%	01/01/15	750	663,397

Series 2005 A-1, First Tier RB	7.13%	01/01/36	2,500	2,039,975

Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB(a)	5.75%	12/30/25	2,000	1,318,080

Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	795,200

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	686,600

Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,556,060

St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	2,000	1,976,440

Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,939,700

				56,549,155

Indiana–1.13%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	341,028

Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,619,259

Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,214,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Health & Educational Facilities Financing Authority (Community Foundation of Northwest Indiana Obligated Group);
Series 2007, Hospital RB	5.50%	03/01/27	$3,000	$3,092,430

Series 2007, Hospital RB	5.50%	03/01/37	1,000	1,004,330

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	1,000	1,027,200

				8,299,007

Iowa–1.34%
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	460,450

Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	327,557

Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	700,292

Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	754,270

Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement Community RB	6.13%	11/15/32	500	464,350

Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	144,462

Series 2005 A, MFH RB	6.00%	09/01/35	400	369,432

Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	267,684

Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	532,362

Scott (County of) (Ridgecrest Village);
Series 2000 A, RB(b)(c)	7.25%	11/15/10	750	768,075

Series 2004, Ref. RB	4.75%	11/15/12	575	587,397

Series 2004, Ref. RB	5.63%	11/15/18	2,000	2,033,520

Series 2006, Ref. RB	5.25%	11/15/21	1,000	926,270

Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,574,964

				9,911,085

Kansas–1.82%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	1,900	2,116,657

Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	755,580

Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	891,477

Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,292,100

Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facilities RB	6.00%	11/15/26	1,000	980,620

Series 2006 A, Senior Living Facilities RB	6.00%	11/15/38	2,000	1,856,680

Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	402,305

Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	833,773

Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	671,850

Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,466	1,198,147

Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	735,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas–(continued)

Roeland Park (City of) Transportation Development District (TDD #1);
Series 2005, Sales Tax RB	5.75%	12/01/25	$445	$308,083

Series 2006 A, Sales Tax RB	5.88%	12/01/25	975	684,635

Roeland Park (City of) Transportation Development District (TDD #2); Series 2006 B, Sales Tax RB	5.88%	12/01/25	1,000	698,500

				13,425,938

Kentucky–0.77%
Louisville & Jefferson (Counties of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,907,560

Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare); Series 2008, Health Facilities RB	6.13%	02/01/37	3,500	3,766,000

				5,673,560

Louisiana–1.25%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	1,500	1,573,935

Series 2009 A, RB	6.50%	08/01/29	3,000	3,135,570

St. John Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,500	4,508,775

				9,218,280

Maine–0.07%
Maine (State of) Turnpike Authority; Series 2003, RB (INS–Ambac Assurance Corp.)(h)	5.00%	07/01/33	500	513,915

Maryland–1.30%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	1,900	1,708,841

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,022,650

Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	1,000	1,022,150

Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	965	1,003,475

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital);
Series 2008, RB	5.75%	01/01/38	500	511,655

Series 2008, RB	6.00%	01/01/43	2,750	2,843,555

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic IDR	6.00%	05/01/35	1,500	1,504,080

				9,616,406

Massachusetts–1.83%
Massachusetts (State of) Development Finance Agency (Briarwood Retirement Community); Series 2001 B, RB(b)(c)	7.50%	12/01/10	500	513,990

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	1,012,780

Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,705	2,723,800

Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	828,015

Series 2009 A, RB	6.90%	04/15/25	895	989,816

Series 2009 A, RB	8.00%	04/15/31	1,000	1,165,630

Series 2009 A, RB	8.00%	04/15/39	1,000	1,152,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.50%	06/01/29	$1,430	$1,525,167

Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	1,066,810

Series 2009 B-1, Senior Living Facilities RB	7.25%	06/01/16	2,000	2,020,440

Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	500,845

				13,499,813

Michigan–1.30%
Advanced Technology Academy; Series 2008, Public School Academy RB	6.00%	11/01/37	1,000	952,380

Chandler Park Academy; Series 2005, Public School Academy RB	5.13%	11/01/30	1,050	950,093

Detroit (City of) Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,485	1,319,645

Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	865,910

Gaylord (City of) Hospital Finance Authority (Otsego Memorial Hospital Association); Series 2004, Ref. Limited Obligation RB	6.50%	01/01/31	700	636,930

Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	920	918,408

Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	460	456,044

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(e)(f)(j)	0.28%	10/15/38	470	470,000

Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	665,320

Series 2005, Ref. RB	5.25%	11/15/25	450	406,611

Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy Facilities Program RB	7.63%	10/01/21	700	706,216

Series 2001, Public School Academy Facilities Program RB	7.75%	10/01/31	500	503,055

Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	725	730,778

				9,581,390

Minnesota–9.86%
Alexandria (City of) (Knute Nelson Senior Living Campus, LLC) Series 2010, Senior Housing RB	6.20%	07/01/45	2,000	2,054,660

Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010, A RB,	6.63%	05/01/30	500	516,140

Series 2010, A RB,	6.88%	05/01/40	1,000	1,031,910

Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC);
Series 2005 A, Health Care RB	6.00%	12/01/25	500	498,460

Series 2005 A, Health Care RB	6.13%	06/01/35	2,240	2,196,410

Baytown (Town of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,024,200

Series 2008 A, Lease RB	7.00%	08/01/38	700	716,135

Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	969,510

Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	972,600

Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,971,971

Series 2009 A, Lease RB	9.25%	03/01/39	750	848,205

Series 2009 A, Lease RB,	8.38%	03/01/23	100	110,655

Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,382,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	$425	$408,187

Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	561,912

Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,081,440

Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	2,022,800

Eveleth (City of) (Manor House & Woodland Homes);
Sr. Series 2006 A-1, MFH RB	5.50%	10/01/25	510	486,351

Sr. Series 2006 A-1, MFH RB	5.70%	10/01/36	3,000	2,742,210

Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	2,500	2,481,775

Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	929,210

Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	376,304

Series 2007 A, Lease RB	6.00%	11/01/37	550	492,640

Fergus Falls (City of) Health Care Facilities (Lake Region Healthcare);
Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	986,140

Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	999,950

Glencoe (City of) (Glencoe Regional Health Services);
Series 2001, Health Care Facilities RB(b)(c)	7.40%	04/01/11	250	262,763

Series 2001, Health Care Facilities RB(b)(c)	7.50%	04/01/11	500	525,820

Hopkins (City of) Housing & Redevelopment Authority (Excelsior Crossings); Series 2009, Tax Increment Allocation RB	5.63%	02/01/30	320	326,800

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2007, Health Care System RB	5.25%	05/01/37	1,000	1,014,520

Maplewood (City of) (Ecumen Headquarters and The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,000	1,024,810

Maplewood (City of) (Volunteers of America Care Center);
Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	775	780,905

Series 2005 A, Ref. Health Care Facilities RB	5.25%	10/01/19	1,250	1,242,812

Series 2005 A, Ref. Health Care Facilities RB	5.38%	10/01/24	2,500	2,391,600

Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,264,574

Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	570,581

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 6-X, RB	5.25%	04/01/39	500	529,170

Monticello (City of) (FiberNet Monticello); Series 2008, Telecommunications RB	6.75%	06/01/31	1,650	1,615,383

North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.25%	10/01/47	1,400	1,414,000

Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,320

Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,964,000

Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,524,255

Series 2010, Housing RB	7.00%	08/01/45	1,000	1,016,340

Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	967,510

Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,528,864

Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	789,960

Perham Hospital District (Perham Memorial Hospital and Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,077,420

Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	5.75%	05/01/16	100	101,486

Series 2006 A, Lease RB	6.00%	05/01/26	530	509,669

Series 2006 A, Lease RB	6.25%	05/01/35	1,550	1,467,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	$925	$942,159

Series 2004 A, Lease RB	6.75%	12/01/33	150	150,722

Rochester (City of) (Mayo Clinic); Series 2006, Health Care Facilities RB	5.00%	11/15/36	2,760	2,882,213

Rochester (City of) (Olmsted Medical Center); Series 2010, Health Care Facilities RB	5.88%	07/01/30	500	516,350

Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,064,260

Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,677,410

Saint Paul (City of) Housing & Redevelopment Authority (Community of Peace Academy); Series 2001 A, Lease RB(b)(c)	7.38%	12/01/10	900	933,795

Saint Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	739,524

Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	1,000	1,037,270

Saint Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	280,935

Series 2006 A, Lease RB	6.00%	09/01/36	390	359,740

Saint Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	912,855

Saint Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,539,685

Series 2007 A, RB	5.15%	10/01/42	275	225,206

Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	940,697

Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	900	726,399

Series 2004 A, Lease RB	6.60%	12/01/34	275	212,176

Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	1,000	1,000,680

Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	938,260

Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	259,360

Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	772,035

Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB(b)	6.38%	05/01/19	650	677,807

				72,633,579

Missouri–4.17%
370/Missouri Bottom Road/Tussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	750	756,952

Series 2002, RB	7.20%	05/01/33	500	500,025

Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,053,560

Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation IDR	5.25%	06/01/21	1,210	1,090,694

Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/11	550	548,262

Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	292,206

Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	470,840

Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,062,710

Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,236,144

Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	939,560

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	991,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	$360	$338,850

Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation IDR	5.75%	12/01/28	1,250	497,625

Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,052,240

Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,326,962

Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	506,490

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	2,000	2,069,120

Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,057,230

Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment RB	6.00%	11/01/25	1,000	1,033,350

Series 2010, Ref. Transportation Tax Increment RB	6.88%	11/01/39	1,500	1,546,560

Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,231,848

Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation IDR	6.85%	04/01/29	3,500	3,234,140

Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities IDR	6.50%	01/01/33	2,000	1,900,580

Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment & Transportation Sales Tax RB	5.63%	11/01/25	750	691,987

St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation IDR	5.25%	11/01/13	500	513,295

Series 2005 A, Tax Increment Allocation IDR	5.50%	11/01/27	750	706,260

Series 2005 B, Tax Increment Allocation IDR	5.50%	11/01/27	1,000	941,680

St. Louis (City of) Industrial Development Authority (Confluence Academy); Series 2007 A, IDR	5.35%	06/15/32	750	637,793

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	1,000	891,870

Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	566,312

				30,687,065

Montana–0.09%
Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	750	659,415

Nebraska–0.14%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital and Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	1,038,930

Nevada–0.07%
University and Community College System of Nevada; Series 2002 A, RB (INS–Financial Guaranty Insurance Co.)(h)	5.40%	07/01/31	500	515,105

New Hampshire–0.49%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	2,000	2,067,860

New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	763,837

Series 2003 A, RB	6.88%	05/01/33	750	754,148

				3,585,845

New Jersey–1.60%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	2,400	2,169,648

New Jersey (State of) Economic Development Authority (Cedar Crest Village, Inc. Facility); Series 2001 A, Retirement Community RB(b)(c)	7.25%	11/15/11	500	546,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facilities RB(i)	6.25%	09/15/29	$1,010	$981,114

Series 2000, Special Facilities RB(i)	7.00%	11/15/30	565	567,825

Series 2000, Special Facilities RB(i)	7.20%	11/15/30	425	428,094

Series 2003, Special Facilities RB(i)	9.00%	06/01/33	500	531,650

New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.00%	01/01/15	825	826,534

Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	674,067

Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,360	1,200,622

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2001, First Mortgage RB(b)(c)	8.00%	04/01/11	800	851,320

Series 2001, First Mortgage RB(b)(c)	8.00%	04/01/11	500	532,075

Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	995,555

Series 2006, First Mortgage RB	5.38%	11/01/36	700	592,081

New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, RB (INS–Ambac Assurance Corp.)(h)	5.25%	12/15/23	750	899,287

				11,796,317

New Mexico–0.34%
Mariposa East Public Improvement District; Series 2006, Unlimited Tax GO	5.75%	09/01/21	500	437,275

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	2,000	2,055,540

				2,492,815

New York–1.50%
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement IDR	6.15%	07/01/18	500	506,920

Series 2008 A, Continuing Care Retirement IDR	6.75%	07/01/28	600	587,760

Series 2008 A, Continuing Care Retirement IDR	6.88%	07/01/40	1,000	943,660

East Rochester (City of) Housing Authority (Woodland Village); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,509,821

Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, IDR	6.00%	11/15/26	1,100	1,022,395

Monroe (County of) Industrial Development Agency (Woodland Village); Series 2000, Civic Facilities IDR(b)(c)	8.55%	11/15/10	1,000	1,036,490

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement IDR	6.50%	01/01/27	1,000	1,030,400

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage IDR	7.38%	03/01/21	350	353,679

Series 2001 A, First Mortgage IDR	7.38%	03/01/31	500	495,570

Ulster (County of) Industrial Development Agency;
Series 2007 A, Civic Facilities IDR	6.00%	09/15/27	2,000	1,884,080

Series 2007 A, Civic Facilities IDR	6.00%	09/15/37	2,000	1,711,620

				11,082,395

North Carolina–0.67%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	1,300	1,094,301

North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,376,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	$1,000	$960,250

Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,509,570

				4,940,596

North Dakota–0.61%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,194,638

Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	688,942

Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	461,180

Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,363,592

Series 2007, Health Care RB	5.50%	05/01/42	1,000	810,930

				4,519,282

Ohio–2.53%
Adams (County of); Series 2005, Hospital Facilities Improvement RB	5.75%	09/01/10	395	395,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	998,180

Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,935,360

Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,947,386

Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	1,012,140

Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	750	758,310

Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,000	953,980

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	938,100

Hickory Chase Community Authority;
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,305,900

Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	979,575

Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	920	930,451

Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	500	505,490

Montgomery (County of) Health Care & Multifamily Housing (St.Leonard); Series 2010, Ref. Improvement Health Care MFH RB	6.63%	04/01/40	1,500	1,543,260

Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Financing RB	5.25%	12/01/15	1,080	1,031,713

Series 2006, Tax Increment Financing RB	5.75%	12/01/20	1,300	1,165,697

Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	1,291,798

Series 2004 A, RB	6.00%	05/15/34	1,500	950,940

				18,643,280

Oklahoma–1.27%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,492,316

Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	1,025	1,008,497

Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,376,400

Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	851,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–(continued)

Tulsa (County of) Industrial Authority (Montereau, Inc);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	$1,250	$1,309,200

Series 2010 A, Senior Living Community RB	7.25%	11/01/40	2,250	2,295,045

				9,332,479

Oregon–0.95%
Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	212,600

Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB	5.13%	04/01/26	1,000	946,820

Oregon (State of) Health & Science University;
Series 2009 A, RB	5.75%	07/01/39	1,175	1,262,385

Series 2009 A, RB	5.88%	07/01/33	2,500	2,720,550

Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB(b)(c)	7.00%	12/01/13	1,555	1,869,919

				7,012,274

Pennsylvania–5.25%
Allegheny (County of) Hospital Development Authority (Villa St. Joseph of Baden, Inc.); Series 1998, Health Care Facilities RB	6.00%	08/15/28	500	455,970

Allegheny (County of) Industrial Development Authority (Propel Charter-Montour); Series 2010 A, Charter School RB	6.38%	08/15/35	1,220	1,243,351

Allegheny (County of) Industrial Development Authority (Propel Charter-McKeesport); Series 2010 B, Charter School RB	6.75%	08/15/35	1,250	1,277,037

Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School IDR	7.00%	12/15/15	605	642,976

Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, IDR	6.90%	01/01/22	500	402,985

Series 2002 A, IDR	7.00%	01/01/34	500	403,180

Butler (County of) Hospital Authority (Butler Health System);
Series 2009, RB	7.13%	07/01/29	2,145	2,493,713

Series 2009, RB	7.25%	07/01/39	1,590	1,844,034

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage IDR	6.38%	12/01/19	1,000	1,010,610

Series 2006, Ref. First Mortgage IDR	5.13%	12/01/12	500	500,465

Series 2006, Ref. First Mortgage IDR	5.25%	12/01/13	500	505,235

Series 2006, Ref. First Mortgage IDR	5.25%	12/01/15	260	262,291

Series 2006, Ref. First Mortgage IDR	5.38%	12/01/16	500	500,875

Series 2006, Ref. First Mortgage IDR	5.75%	12/01/22	935	947,622

Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, IDR	6.25%	12/15/27	1,000	1,010,360

Series 2007 A, IDR	6.38%	12/15/37	1,500	1,504,140

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	977,200

Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,080,160

Series 2008 A, RB	5.35%	01/01/20	515	522,395

Series 2008 A, RB	5.45%	01/01/21	885	897,691

Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB(b)(c)	7.13%	01/01/13	700	808,654

Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	7.00%	07/01/27	1,000	1,031,180

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital IDR	5.88%	07/01/31	1,500	1,361,940

Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	493,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lawrence (County of) Industrial Development Authority (Shenango Presbyterian Senior Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities IDR(b)(c)	7.50%	11/15/11	$1,000	$1,102,280

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	258,475

Series 2001, First Mortgage RB	7.75%	11/01/33	750	769,035

Moon Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(e)(f)(j)	0.30%	07/01/38	6,215	6,215,000

Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	995,380

Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	500	510,735

Series 2000 A, Student Housing RB	6.75%	09/01/32	320	326,666

Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, IDR	6.88%	04/01/34	500	495,525

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, IDR	6.00%	08/01/35	500	518,500

Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, IDR	5.15%	05/01/27	1,000	923,620

Series 2007 A, IDR	5.25%	05/01/37	1,000	877,940

Philadelphia (City of) Industrial Development Authority; Series 2007 A, IDR	5.50%	09/15/37	2,700	2,489,994

				38,660,544

Puerto Rico–0.34%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, RB	5.50%	08/01/28	2,250	2,483,190

Rhode Island–0.70%
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,845,400

Series 2009 A, Hospital Financing RB (INS–AGC)(h)	6.25%	05/15/30	2,000	2,287,600

				5,133,000

South Carolina–1.63%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,041,469

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,452,000

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,002,540

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2000 A, Hospital Facilities Improvement RB(b)(c)	7.38%	12/15/10	800	832,224

Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,582,050

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,625,154

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, Residential Care Facilities RB	6.25%	05/15/25	750	734,407

Series 2004 A, Residential Care Facilities RB	6.38%	05/15/32	1,250	1,170,150

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	2,000	1,511,280

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2000, First Mortgage Health Facilities RB(b)(c)	7.75%	10/01/10	700	717,962

Series 2000, First Mortgage Health Facilities RB(b)(c)	8.00%	10/01/10	300	307,758

				11,976,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota–0.23%
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	$1,300	$1,160,757

South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	515,425

				1,676,182

Tennessee–0.49%
Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,507,497

Davidson and Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS–National Public Finance Guarantee Corp.)(h)	5.00%	09/01/34	1,000	1,035,130

Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	499,980

Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	595,776

				3,638,383

Texas–10.57%
Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group Report); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	2,400	2,228,976

Atlanta (City of) Hospital Authority; Series 1999, RB	6.70%	08/01/19	435	438,441

Bexar (County of) Housing Finance Corp. (American Opportunity for Housing-Cinnamon Creek Apartments); Sr. Series 2002 A-1, MFH RB	6.85%	12/01/23	750	685,155

Clifton Higher Education Finance Corp. (Tejano Center for Community Concerns, Inc.–Raul Yzaguirre School for Success); Series 2009 A, Ref. RB	9.00%	02/15/38	2,000	2,376,200

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB	6.13%	12/01/40	2,970	3,052,714

Corpus Christi (Port of) Industrial Development Corp. (Valero); Series 1997 C, Ref. IDR	5.40%	04/01/18	550	550,028

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.; Series 2000 A-3, Ref. RB(i)	9.13%	05/01/29	500	519,845

Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	1,335	1,406,102

Series 2004 A, RB	7.00%	09/01/25	3,260	3,307,466

Series 2004 A, RB	7.13%	09/01/34	905	918,711

Gulf Coast Waste Disposal Authority (Valero Energy Corp.); Series 2001, RB(i)	6.65%	04/01/32	900	913,320

Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.20%	12/01/28	1,000	1,100,860

HFDC of Central Texas, Inc.;
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	430,575

Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	682,905

Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	850,830

Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	524,920

Series 2005, Hospital RB	5.00%	08/15/19	700	714,168

Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,000	1,010,130

Series 2008, RB	6.00%	02/15/38	1,000	1,001,750

Houston (City of) (Continental Airlines, Inc. Terminal E); Series 2001, Airport System Special Facilities RB(i)	6.75%	07/01/29	500	502,495

Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB(b)(c)	7.00%	02/15/14	300	363,483

Series 2004 A, Retirement Facilities RB(b)(c)	7.00%	02/15/14	750	908,708

Series 2004 A, Retirement Facilities RB(b)(c)	7.13%	02/15/14	450	546,957

La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,532,142

La Vernia Higher Education Finance Corp. (Kipp Inc.); Series 2009 A, RB	6.25%	08/15/39	250	262,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

La Vernia Higher Education Finance Corp.;
Series 2008 A, RB	6.25%	02/15/17	$1,245	$1,381,303

Series 2008 A, RB	7.13%	02/15/38	2,000	2,161,360

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/37	1,000	968,830

Series 2009, Ref. RB	6.25%	02/15/37	2,000	2,068,860

Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,114,660

Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,060	935,333

Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	945	910,366

Midlothian (City of) Development Authority;
Series 2001, Tax Increment Contract Allocation RB(b)(c)	7.88%	05/15/11	1,000	1,071,800

Series 2004, Tax Increment Contract Allocation RB(a)	6.20%	11/15/29	1,000	1,003,340

North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,608,345

Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	862,203

Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, RB	6.25%	08/15/29	570	604,861

Series 2009 A, RB	6.50%	08/15/39	2,320	2,462,054

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facilities RB	5.63%	11/15/27	1,500	1,432,260

Series 2007, Retirement Facilities RB	5.75%	11/15/37	3,500	3,263,050

Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facilities RB	5.25%	02/15/17	1,150	1,096,088

Series 2007, Retirement Facilities RB	5.75%	02/15/25	1,500	1,390,230

Series 2007, Retirement Facilities RB	5.75%	02/15/29	1,600	1,418,656

Series 2009 A, Retirement Facilities RB	8.00%	02/15/38	1,350	1,438,317

Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facilities RB	8.00%	11/15/29	1,500	1,589,235

Series 2010 A, Retirement Facilities RB	8.13%	11/15/39	1,000	1,049,170

Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facilities RB	6.00%	11/15/26	1,200	1,234,236

Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	2,000	1,994,540

Tarrant (County of) Cultural Education Facilities Finance Corp. (Strayton at Museum Way);
Series 2009 A, Retirement Facilities RB	8.25%	11/15/29	2,135	2,206,757

Series 2009 A, Retirement Facilities RB	8.25%	11/15/39	1,000	1,020,440

Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Educational RB	6.88%	02/15/30	1,455	1,542,242

Series 2010 A, Educational RB	7.13%	02/15/40	1,810	1,932,772

Travis (County of) Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facilities RB	5.50%	11/15/25	1,650	1,554,184

Series 2005, Retirement Facilities RB	5.65%	11/15/35	1,250	1,092,537

Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, Retirement Facilities RB	7.00%	11/01/30	2,500	2,621,975

University of Houston (Consolidated System); Series 2009 A, Ref. RB	5.00%	02/15/34	2,000	2,163,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Uptown Development Authority (Infrastructure Improvement Facilities Allocation);
Series 2009, Tax Incremental Contract Allocation RB	5.38%	09/01/25	$465	$482,289

Series 2009, Tax Incremental Contract Allocation RB	5.50%	09/01/29	2,250	2,340,652

Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	1,006,910

				77,852,826

Utah–2.99%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	1,450	1,195,829

Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB	5.63%	07/15/37	2,200	1,870,770

Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	900	875,259

Series 2007 A, Charter School RB	5.63%	07/15/37	1,350	1,147,973

Utah (County of) (Ronald Wilson Reagan Academy);
Series 2007 A, Charter School RB	5.75%	02/15/22	340	323,826

Series 2007 A, Charter School RB	6.00%	02/15/38	2,710	2,420,409

Utah (State of) Charter School Finance Authority (Channing Hall);
Series 2007 A, RB(a)	5.88%	07/15/27	780	724,394

Series 2007 A, RB(a)	6.00%	07/15/37	2,100	1,881,873

Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, RB	6.75%	07/15/28	1,340	1,351,645

Series 2008 A, RB	7.00%	07/15/40	1,690	1,699,937

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/40	1,500	1,539,630

Utah (State of) Charter School Finance Authority (Rockwell Charter High School); Series 2008 A, RB	7.00%	08/15/38	2,000	1,528,400

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	3,800	3,642,984

West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB(a)	6.38%	06/01/37	1,975	1,818,580

				22,021,509

Virginia–1.81%
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	2,000	2,018,320

Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,991,860

Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	750	761,648

Lexington (City of) Industrial Development Authority (Kendall at Lexington);
Series 2007 A, Residential Care Facilities Mortgage IDR	5.25%	01/01/21	895	865,152

Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/22	780	753,932

Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/23	425	406,321

Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/28	500	460,495

Series 2007 A, Residential Care Facilities Mortgage IDR	5.50%	01/01/37	1,300	1,136,980

Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage IDR	6.25%	01/01/28	500	500,010

Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	473,740

Peninsula Ports Authority (Virginia Baptist Homes);
Series 2003 A, Residential Care Facilities RB(b)(c)	7.38%	12/01/13	500	603,185

Series 2006 C, Ref. Residential Care Facilities RB	5.38%	12/01/26	1,000	681,120

Series 2006 C, Ref. Residential Care Facilities RB	5.40%	12/01/33	1,000	683,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Peninsula Town Center Community Development Authority;
Series 2007, Special Obligations RB	6.35%	09/01/28	$1,000	$1,011,800

Series 2007, Special Obligations RB	6.45%	09/01/37	1,000	1,001,110

				13,348,813

Washington–1.27%
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, RB	6.50%	12/01/38	2,000	1,881,980

Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/28	1,250	1,291,738

Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS–Assured Guaranty Municipal Corp.)(h)	5.00%	08/15/41	1,000	1,026,040

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	569,165

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,593,585

Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS–Radian Asset Assurance, Inc.)(h)	5.50%	08/15/42	3,000	3,005,070

				9,367,578

West Virginia–1.22%
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,381,320

Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	885,230

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.50%	10/01/38	5,000	5,052,800

Series 2008, RB	6.75%	10/01/43	1,650	1,682,753

				9,002,103

Wisconsin–3.33%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB	5.50%	08/01/22	300	272,124

Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education Consortium, Inc.); Series 2005 A, RB	5.75%	08/01/35	1,815	1,749,787

Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,075	1,059,971

Series 2008, RB	7.25%	06/01/38	1,000	960,700

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	253,808

Series 2004 A, RB	6.75%	08/15/34	1,480	1,502,422

Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	945	954,289

Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	194,396

Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	500	480,525

Series 2004, RB	6.13%	12/01/34	1,000	894,380

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	2,000	2,074,800

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2001 B, RB	6.00%	02/15/25	2,000	2,032,680

Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	251,248

Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	260	264,529

Series 2004 A, RB	6.25%	04/01/34	1,025	1,028,833

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community Inc.);
Series 2009 A, RB	7.25%	09/15/29	2,000	2,099,220

Series 2009 A, RB	7.63%	09/15/39	1,000	1,064,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	$100	$102,391

Series 2003, RB	6.13%	07/01/16	150	152,856

Series 2003, RB	6.63%	07/01/28	750	757,598

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	2,020	2,024,828

Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,319,696

Series 2010, RB	7.00%	08/01/33	2,000	2,015,060

				24,510,291

Wyoming–0.49%
Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(e)(f)(g)	0.29%	01/01/18	3,070	3,070,000

Teton (County of) Hospital District (St. John’s Medical Center); Series 2002, RB	6.75%	12/01/22	500	506,915

				3,576,915

TOTAL INVESTMENTS(g)--98.47% (Cost $742,672,156)				725,354,968

OTHER ASSETS LESS LIABILITIES–1.53%				11,288,034

NET ASSETS–100.00%				$736,643,002

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
COP	– Certificates of Participation
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $22,291,784, which represented 3.03% of the Fund’s Net Assets.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2010 was $3,304,040, which represented 0.45% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security is considered a cash and cash equivalent.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security subject to the alternative minimum tax.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
Portfolio Composition

By credit quality
as of September 30, 2010

Pre-refunded	3.15%

AAA	1.17

AA	4.88

A	7.27

BBB	20.09

BB	4.12

B	0.42

Other	0.07

Not rated	58.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco High Income Municipal Fund

Statement of Assets and Liabilities

August 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $742,672,156)	$725,354,968

Receivables for:
Investments sold	847,520

Fund shares sold	3,269,029

Interest	12,174,226

Fund expenses absorbed	10,293

Investment for trustee deferred compensation and retirement plans	30,112

Other assets	47,620

Total assets	741,733,768

Liabilities:
Payables for:
Investments purchased	2,769,988

Fund shares reacquired	481,853

Amount due custodian	50,027

Dividends	1,339,183

Accrued fees to affiliates	326,892

Accrued other operating expenses	49,906

Trustee deferred compensation and retirement plans	72,917

Total liabilities	5,090,766

Net assets applicable to shares outstanding	$736,643,002

Net assets consist of:
Shares of beneficial interest	$812,639,155

Undistributed net investment income	676,999

Undistributed net realized gain (loss)	(59,355,964)

Unrealized appreciation (depreciation)	(17,317,188)

$736,643,002

Net Assets:
Class A	$406,202,065

Class B	$19,900,199

Class C	$162,628,401

Class Y	$89,679,040

Institutional Class	$58,233,297

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	51,072,158

Class B	2,499,242

Class C	20,439,180

Class Y	11,259,758

Institutional Class	7,320,074

Class A:
Net asset value per share	$7.95

Maximum offering price per share
(Net asset value of $7.95 divided by 95.25%)	$8.35

Class B:
Net asset value and offering price per share	$7.96

Class C:
Net asset value and offering price per share	$7.96

Class Y:
Net asset value and offering price per share	$7.96

Institutional Class:
Net asset value and offering price per share	$7.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco High Income Municipal Fund

Statement of Operations

For the six months ended August 31, 2010
(Unaudited)

Investment income:
Interest	$21,826,244

Expenses:
Advisory fees	2,014,702

Administrative services fees	99,145

Custodian fees	13,951

Distribution fees:
Class A	490,585

Class B	99,111

Class C	770,968

Transfer agent fees	137,788

Transfer agent fees — Institutional	24,668

Trustees’ and officers’ fees and benefits	17,438

Other	145,330

Total expenses	3,813,686

Less: Fees waived and expenses reimbursed	(529,391)

Net expenses	3,284,295

Net investment income	18,541,949

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(4,241,468)

Change in net unrealized appreciation of investment securities	35,768,706

Net realized and unrealized gain	31,527,238

Net increase in net assets resulting from operations	$50,069,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco High Income Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2010, the period April 1, 2009 through February 28, 2010 and the year ended March 31, 2009
(Unaudited)

	Six	Eleven
	months	months	Year
	ended	ended	ended
	August 31,	February 28,	March 31,
	2010	2010	2009

Operations:
Net investment income	$18,541,949	$32,247,861	$34,271,334

Net realized gain (loss)	(4,241,468)	(9,898,657)	(26,973,935)

Change in net unrealized appreciation (depreciation)	35,768,706	101,796,800	(119,029,870)

Net increase (decrease) in net assets resulting from operations	50,069,187	124,146,004	(111,732,471)

Distributions to shareholders from net investment income:
Class A	(11,135,925)	(20,281,892)	(21,958,475)

Class B	(490,736)	(982,546)	(1,195,315)

Class C	(3,814,102)	(6,093,451)	(5,260,406)

Class Y	(1,894,914)	(2,169,403)	(470,291)

Institutional Class	(1,659,251)	(2,985,252)	(4,890,134)

Total distributions from net investment income	(18,994,928)	(32,512,544)	(33,774,621)

Share transactions–net:
Class A	2,855,225	16,393,034	17,990,381

Class B	(1,170,928)	(832,204)	(4,140,540)

Class C	8,982,761	36,379,832	19,165,107

Class Y	36,860,490	30,377,248	16,445,547

Institutional Class	2,604,746	(5,514,332)	(17,187,361)

Net increase in net assets resulting from share transactions	50,132,294	76,803,578	32,273,134

Net increase (decrease) in net assets	81,206,553	168,437,038	(113,233,958)

Net assets:
Beginning of period	655,436,449	486,999,411	600,233,369

End of period (includes undistributed net investment income of $676,999, $1,129,978 and $1,394,612 respectively)	$736,643,002	$655,436,449	$486,999,411

Notes to Financial Statements

August 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Income Municipal Fund, formerly AIM High Income Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), formerly AIM Tax-Exempt Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of substantially federal tax-exempt income and taxable capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The Fund is offered on a limited basis to certain investors. The limited offering is subject to the terms and conditions set forth in the prospectus, and the Fund may cease the limited offering and/or resume sales to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

29        Invesco High Income Municipal Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.
Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

30        Invesco High Income Municipal Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.60%

Over $500 million up to and including $1 billion	0.55%

Over $1 billion up to and including $1.5 billion	0.50%

Over $1.5 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2010 the Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.83%, 1.58%, 1.58%, 0.58% and 0.58% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended August 31, 2010, the Adviser waived advisory fees $366,935 and reimbursed class level expenses of $85,733, $4,330, $33,683, $14,042 and $24,668 of Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $0.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory

31        Invesco High Income Municipal Fund

Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2010, IDI advised the Fund that IDI retained $48,211 in front-end sales commissions from the sale of Class A shares and $5,847, $14,275 and $10,344 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	—	$708,719,968	—	$708,719,968

Short Term Investments	—	$16,635,000	—	$16,635,000

Total	—	$725,354,968	—	$725,354,968

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2010, the Fund engaged in securities purchases of $4,550,623.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2010, the Fund paid legal fees of $2,820 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees, A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and

32        Invesco High Income Municipal Fund

Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2011	$972,821

February 28, 2012	1,072,111

February 28, 2013	2,599,981

February 28, 2014	376,854

February 28, 2015	622,423

February 28, 2016	4,837,280

February 28, 2017	14,375,305

February 28, 2018	28,280,343

Total capital loss carryforward	$53,137,118

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2010 was $63,846,966 and $13,144,141, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,162,666

Aggregate unrealized (depreciation) of investment securities	(42,403,627)

Net unrealized appreciation (depreciation) of investment securities	$(17,240,961)

Cost of investments for tax purposes is $742,595,929.

33        Invesco High Income Municipal Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Eleven months ended		Year ended
	August 31, 2010(a)		February 28, 2010		March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	9,350,366	$72,295,081	15,665,759	$111,585,560	21,013,893	$154,988,660

Class B	191,365	1,486,249	528,387	3,795,101	511,324	3,827,007

Class C	2,435,107	18,849,327	7,220,821	51,964,893	6,263,920	47,412,934

Class Y(b)	5,387,094	42,009,450	5,082,023	35,289,246	2,270,249	17,140,130

Institutional Class	1,143,393	8,820,094	2,200,792	15,873,775	2,581,337	19,166,377

Issued as reinvestment of dividends:
Class A	977,522	7,589,641	1,723,011	12,440,687	1,842,877	13,353,674

Class B	38,773	301,573	75,850	558,255	75,025	539,333

Class C	321,262	2,493,650	550,311	3,988,501	487,859	3,498,074

Class Y	152,296	1,181,361	176,185	1,292,432	47,741	308,996

Institutional Class	206,999	1,605,672	405,440	2,902,117	478,320	3,444,464

Automatic conversion of Class B shares to Class A shares:
Class A	146,373	1,130,902	334,518	2,386,335	441,071	3,200,774

Class B	(146,184)	(1,130,902)	(334,075)	(2,386,335)	(440,494)	(3,200,774)

Reacquired:
Class A(b)	(10,109,939)	(78,160,399)	(15,372,357)	(110,019,548)	(21,943,013)	(153,552,727)

Class B	(236,647)	(1,827,848)	(383,640)	(2,799,225)	(712,799)	(5,306,106)

Class C	(1,598,105)	(12,360,216)	(2,690,568)	(19,573,562)	(4,425,111)	(31,746,901)

Class Y	(819,898)	(6,330,321)	(888,140)	(6,204,430)	(147,792)	(1,003,579)

Institutional Class	(1,010,793)	(7,821,020)	(3,488,041)	(24,290,224)	(6,179,096)	(39,798,202)

Net increase in share activity	6,428,984	$50,132,294	10,806,276	$76,803,578	2,165,311	$32,273,134

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	2,038,098	$15,550,688

Class A	(2,038,098)	(15,550,688)

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

34        Invesco High Income Municipal Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		on securities		Dividends				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/10	$7.61	$0.22	(c)	$0.34	$0.56	$(0.22)	$7.95	7.49%	$406,202	0.81	%(d)	0.96	%(d)	5.55	%(d)	2%
Eleven months ended 02/28/10	6.46	0.40	(c)	1.16	1.56	(0.41)	7.61	24.65	385,638	0.80		0.98		6.14		8
Year ended 03/31/09	8.20	0.45	(c)	(1.74)	(1.29)	(0.45)	6.46	(16.21)	312,444	0.75		0.99		6.07		22
Year ended 03/31/08	9.15	0.45		(0.96)	(0.51)	(0.44)	8.20	(5.70)	385,396	0.70		0.98		5.13		23
Year ended 03/31/07	8.97	0.45		0.17	0.62	(0.44)	9.15	7.11	348,602	0.65		1.01		4.99		10
Year ended 03/31/06	8.76	0.47		0.21	0.68	(0.47)	8.97	7.92	247,296	0.56		1.03		5.18		16

Class B
Six months ended 08/31/10	7.61	0.19	(c)	0.35	0.54	(0.19)	7.96	7.23	19,900	1.56	(d)	1.71	(d)	4.80	(d)	2
Eleven months ended 02/28/10	6.47	0.36	(c)	1.14	1.50	(0.36)	7.61	23.64	20,193	1.55		1.73		5.39		8
Year ended 03/31/09	8.21	0.40	(c)	(1.75)	(1.35)	(0.39)	6.47	(16.85)	17,894	1.50		1.74		5.32		22
Year ended 03/31/08	9.16	0.39		(0.96)	(0.57)	(0.38)	8.21	(6.39)	27,354	1.45		1.73		4.38		23
Year ended 03/31/07	8.98	0.38		0.18	0.56	(0.38)	9.16	6.31	39,066	1.40		1.76		4.24		10
Year ended 03/31/06	8.77	0.40		0.21	0.61	(0.40)	8.98	7.12	45,422	1.31		1.78		4.43		16

Class C
Six months ended 08/31/10	7.61	0.19	(c)	0.35	0.54	(0.19)	7.96	7.23	162,628	1.56	(d)	1.71	(d)	4.80	(d)	2
Eleven months ended 02/28/10	6.47	0.36	(c)	1.14	1.50	(0.36)	7.61	23.64	146,707	1.55		1.73		5.39		8
Year ended 03/31/09	8.20	0.39	(c)	(1.73)	(1.34)	(0.39)	6.47	(16.75)	91,821	1.50		1.74		5.32		22
Year ended 03/31/08	9.16	0.38		(0.96)	(0.58)	(0.38)	8.20	(6.51)	97,388	1.45		1.73		4.38		23
Year ended 03/31/07	8.97	0.38		0.19	0.57	(0.38)	9.16	6.43	80,702	1.40		1.76		4.24		10
Year ended 03/31/06	8.77	0.40		0.20	0.60	(0.40)	8.97	7.01	56,763	1.31		1.78		4.43		16

Class Y
Six months ended 08/31/10	7.61	0.23	(c)	0.35	0.58	(0.23)	7.96	7.75	89,679	0.56	(d)	0.71	(d)	5.80	(d)	2
Eleven months ended 02/28/10	6.47	0.43	(c)	1.13	1.56	(0.42)	7.61	24.72	49,800	0.55		0.73		6.39		8
Year ended 03/31/09(e)	7.63	0.20	(c)	(1.13)	(0.93)	(0.23)	6.47	(12.21)	14,033	0.51		0.78	(f)	6.31	(f)	22

Institutional Class
Six months ended 08/31/10	7.61	0.23	(c)	0.35	0.58	(0.23)	7.96	7.75	58,233	0.56	(d)	0.76	(d)	5.80	(d)	2
Eleven months ended 02/28/10	6.46	0.42	(c)	1.15	1.57	(0.42)	7.61	24.92	53,099	0.55		0.78		6.39		8
Year ended 03/31/09	8.20	0.47	(c)	(1.75)	(1.28)	(0.46)	6.46	(15.99)	50,807	0.50		0.76		6.32		22
Year ended 03/31/08	9.16	0.47		(0.96)	(0.49)	(0.47)	8.20	(5.56)	90,096	0.45		0.75		5.38		23
Year ended 03/31/07(e)	8.98	0.32		0.17	0.49	(0.31)	9.16	5.53	51,501	0.40		0.77	(f)	5.24	(f)	10

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $389,267, $19,661, $152,937, $63,759 and $55,569 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and July 31, 2006 for Class Y and Institutional Class shares, respectively.
(f)	Annualized.

35        Invesco High Income Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010 through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
A	$1,000.00	$1,074.90	$4.24	$1,021.02	$4.13	0.81%

B	1,000.00	1,072.30	8.15	1,017.34	7.93	1.56

C	1,000.00	1,072.30	8.15	1,017.34	7.93	1.56

Y	1,000.00	1,077.50	2.93	1,022.38	2.85	0.56

Institutional	1,000.00	1,077.50	2.93	1,022.38	2.85	0.56

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2010 through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36        Invesco High Income Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Income Municipal Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

37        Invesco High Income Municipal Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that the performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods, and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by Invesco Advisers without further notice to investors. The Board considered the effect this expense limitation would have on the Fund’s estimated total expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes three breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

38        Invesco High Income Municipal Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

HIM-SAR-1	Invesco Distributors, Inc.

Invesco Tax-Exempt Cash Fund
Semiannual Report to Shareholders ▪ August 31, 2010

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most recent month-end performance, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Information
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Team managed by Invesco Advisers, Inc.
2	Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair,
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the period covered by this report. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3	Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.60%
Alabama–1.62%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.39%	10/01/32	$895	$895,000

Alaska–0.73%
Fairbanks North Star (Borough of); Series 2010 N, Ref. Unlimited Tax GO	2.00%	11/01/10	400	400,990

Colorado–4.11%
Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond); Series 2008 F-1, VRD RB (LOC–Northern Trust Co.)(b)	0.26%	09/01/32	200	200,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.30%	02/15/28	1,565	1,565,000

Douglas (County of); Series 2010, Road Improvement Sales & Use Tax RB	3.00%	10/15/10	500	501,527

				2,266,527

Florida–6.44%
Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(a)(b)	0.28%	11/01/31	600	600,000

Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.50%	10/01/16	730	730,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.33%	11/01/36	675	675,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.29%	07/01/32	800	800,000

Volusia (County of) Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	750	750,000

				3,555,000

Georgia–5.90%
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.39%	08/01/21	100	100,000

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health Systems Project); Series 2008B, VRD RAN (LOC–Branch Banking & Trust Co.)(a)(b)	0.29%	08/01/38	1,000	1,000,000

Lowndes (County of) School District; Series 2007, Unlimited GO	5.00%	02/01/11	350	356,676

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	07/01/24	1,200	1,200,000

Private Colleges and Universities Authority (Emory University); Series 2005B-2, VRD RB(a)	0.24%	09/01/35	600	600,000

				3,256,676

Illinois–8.61%
Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America; N.A.)(a)(b)(c)	0.36%	10/01/17	900	900,000

Illinois (State of) Development Finance Authority (United Way/Crusades of Mercy, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.50%	04/01/27	415	415,000

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-2, RB(a)	0.35%	11/01/30	200	200,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(b)(d)	0.30%	02/01/42	1,900	1,900,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	200	200,000

West Chicago (City of) (Liquid Container, LP); Series 1991, Ref. VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.33%	03/01/15	1,135	1,135,000

				4,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–1.63%
Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.45%	04/01/25	$900	$900,000

Kansas–0.72%
Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax Temporary GO	0.50%	08/18/11	200	200,191

Series 2010-240, Improvement Unlimited Tax Temporary GO	0.45%	09/15/11	200	200,094

				400,285

Michigan–2.93%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.74%	08/01/17	130	130,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	10/15/30	490	490,000

Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD MFH Limited Obligation RB (CEP–FNMA)(a)	0.31%	08/15/32	500	500,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	10/01/31	500	500,000

				1,620,000

Minnesota–1.99%
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	250	250,091

Series 2009 B, COP	2.00%	09/10/10	500	500,209

Series 2010 A, COP	2.00%	09/10/10	350	350,148

				1,100,448

Missouri–0.91%
St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.38%	09/01/22	500	500,000

New Hampshire–4.08%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.39%	06/01/28	2,250	2,250,000

New Jersey–1.63%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.30%	02/01/28	900	900,000

New Mexico–0.37%
New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	200	202,802

New York–0.65%
Monroe (County of) Fairport Central School District; Series 2010, School District (Serial) GO	2.00%	06/15/11	355	358,884

North Carolina–2.94%
Board of Governors of The University of North Carolina (Chapel Hill); Series 2002B, Ref. RB	5.00%	12/01/10	100	101,164

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB	0.25%	12/01/21	900	900,000

North Carolina Capital Facilities Finance Agency (Thompson Children’s Home); Series 2000, VRD Educational Facilities RB (LOC–Bank of America N.A.)(a)(b)	0.50%	12/01/20	620	620,000

				1,621,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Dakota–3.62%
Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.42%	12/01/14	$2,000	$2,000,000

Ohio–9.06%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.29%	11/01/40	2,800	2,800,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(d)	0.28%	01/01/34	2,000	2,000,000

Princeton City School District; Series 2010, School Improvement BAN	2.00%	11/24/10	200	200,734

				5,000,734

Oregon–2.87%
Oregon (State of) Health, Housing, Educational and Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC– U.S. Bank N.A.)(a)(b)	0.22%	11/01/28	970	970,000

Portland (City of) Housing Authority (New Market West Project); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.39%	04/01/34	615	615,000

				1,585,000

Pennsylvania–3.76%
Derry (Township of,) Industrial and Commercial Development Authority (Arena Project, Hershey, Pennsylvania); Series 2000A, VRD Hotel Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.29%	11/01/30	675	675,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.29%	10/15/25	800	800,000

Moon (Township of), Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)	0.30%	07/01/38	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Indiana Regional Medical Center); Series 2006 A-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.32%	06/01/11	100	100,000

				2,075,000

Rhode Island–0.36%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	200	201,045

South Carolina–6.48%
Greenwood (County of) School District No. 50; Series 2010, Unlimited Tax GO	2.00%	04/01/11	750	756,929

South Carolina (State of) Jobs-Economic Development Authority (John Ancrum Society for Prevention of Cruelty to Animals); Series 2007, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.50%	08/01/27	2,820	2,820,000

				3,576,929

Tennessee–6.39%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC– Bank of America, N.A.)(a)(b)	0.33%	06/01/24	600	600,000

Hawkins (County of) Industrial Development Board (Leggett & Platt Inc.); Series 1988 B, Ref. VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.49%	10/01/27	1,750	1,750,000

Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board (Vanderbilt University); Series 2000A, VRD RB(a)	0.24%	10/01/30	675	675,000

Shelby (County of) Health, Educational and Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	12/15/42	500	500,000

				3,525,000

Texas–10.41%
Bexar (County of);
Series 2010, Limited Tax GO	3.00%	06/15/11	215	219,470

Series 2010, Ref. Limited Tax GO	2.00%	06/15/11	300	303,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Harris (County of); Series 2010, Unlimited TAN	1.50%	02/28/11	$300	$301,711

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(d)	0.45%	03/01/14	500	500,000

Series 1985, PCR(a)(d)	0.40%	11/01/19	440	440,000

Houston (City of);
Series 2004 B-6, Ref. VRD Combined Utility System First Lien RB (LOC–Bank of Nova Scotia)(a)(b)(d)	0.25%	05/15/34	800	800,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	500	500,000

JPMorgan Chase PUTTERs (Frisco Independent School District); Series 2009-3373, VRD Unlimited Tax School Building GO (CEP–Texas Permanent School Fund)(a)(c)(e)	0.33%	08/15/16	1,750	1,750,000

Southlake (City of) Tarrant & Denton Counties; Series 2010, Limited Tax & Waterworks & Sewer System Revenue Obligation Ctfs.	3.00%	02/15/11	720	728,298

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	200	203,319

				5,746,554

Utah–0.91%
Utah (County of) (IHC Health Services, Inc.); Series 2002B, VRD Hospital RB (CEP–US Bank, N.A.)(a)	0.25%	05/15/35	500	500,000

Vermont–2.26%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(b)(d)	0.49%	05/01/29	1,250	1,250,000

Washington–4.99%
King (County of);
Series 2002, Various Purpose Limited Tax GO	5.00%	12/01/10	130	131,444

Series 2010, Limited Tax GO BAN	2.00%	06/15/11	715	724,039

Seattle (Port of), Washington Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	1,550	1,550,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship and Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.39%	11/01/32	350	350,000

				2,755,483

Wisconsin–2.94%
Madison (City of) Community Development Authority (Hamilton Point Apartments); Series 1997 A, Ref. VRD MFH RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.45%	10/01/22	725	725,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.39%	08/15/34	900	900,000

				1,625,000

Wyoming–0.29%
Gillette (City of), (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(d)	0.29%	08/13/10	160	160,000

TOTAL INVESTMENTS(f)(g)–99.60% (Cost $54,978,521)				54,978,521

OTHER ASSETS LESS LIABILITIES–0.40%				219,831

NET ASSETS–100.00%				$55,198,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Tax-Exempt Cash Fund

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $3,375,000, which represented 6.11% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 6.52%; other countries less than 5% each: 7.16%.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	19.9%

PNC Bank, N.A.	9.6%

FNMA	6.0%

U.S. Bank, N.A.	5.4%

Wells Fargo Bank, N.A.	5.1%

(g)	Also represents cost for federal income tax purposes.
Portfolio Composition*

Number of days to maturity
as of August 31, 2010

1-7	84.5%

8-30	2.0

31-90	2.8

91-180	4.0

181+	6.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $54,978,521)	$54,978,521

Receivables for:
Investments sold	310,000

Fund shares sold	130,761

Interest	67,948

Fund expenses absorbed	6,913

Investment for trustee deferred compensation and retirement plans	42,110

Other assets	28,679

Total assets	55,564,932

Liabilities:
Payables for:
Investments purchased	200,094

Fund shares reacquired	10,239

Dividends	34

Accrued fees to affiliates	15,692

Accrued other operating expenses	94,207

Trustee deferred compensation and retirement plans	46,314

Total liabilities	366,580

Net assets applicable to shares outstanding	$55,198,352

Net assets consist of:
Shares of beneficial interest	$55,223,272

Undistributed net investment income	(20,328)

Undistributed net realized gain (loss)	(4,592)

$55,198,352

Net Assets:
Class A	$32,815,217

Class Y	$11,698,900

Investor Class	$10,684,235

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	32,845,933

Class Y	11,702,834

Investor Class	10,694,807

Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2010
(Unaudited)

Investment income:
Interest	$88,330

Expenses:
Advisory fees	90,858

Administrative services fees	25,206

Custodian fees	952

Distribution fees — Class A	13,203

Transfer agent fees	18,953

Trustees’ and officers’ fees and benefits	10,489

Registration and filing fees	18,321

Professional services fees	16,690

Other	7,662

Total expenses	202,334

Less: Fees waived and expenses reimbursed	(127,953)

Net expenses	74,381

Net investment income	13,949

Net realized gain (loss) from investment securities	(4,592)

Net increase in net assets resulting from operations	$9,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2010, for the period April 1,2009 to February 28, 2010 and the year ended March 31, 2009
(Unaudited)

	August 31,	February 28,	March 31,
	2010	2010	2009

Operations:
Net investment income	$13,949	$31,888	$489,070

Net realized gain (loss)	(4,592)	—	—

Net increase in net assets resulting from operations	9,357	31,888	489,070

Distributions to shareholders from net investment income:
Class A	(7,940)	(14,543)	(294,652)

Class Y	(3,239)	(9,514)	(39,367)

Investor Class	(2,770)	(7,831)	(155,051)

Total distributions from net investment income	(13,949)	(31,888)	(489,070)

Share transactions–net:
Class A	13,810,423	160,249	(12,952,536)

Class Y	(5,082,339)	5,615,810	11,169,363

Investor Class	(1,274,838)	(680,782)	(1,333,818)

Net increase (decrease) in net assets resulting from share transactions	7,453,246	5,095,277	(3,116,991)

Net increase (decrease) in net assets	7,448,654	5,095,277	(3,116,991)

Net assets:
Beginning of period	47,749,698	42,654,421	45,771,412

End of period (includes undistributed net investment income of $(20,328), $(20,328) and $23,329, respectively)	$55,198,352	$47,749,698	$42,654,421

Notes to Financial Statements

August 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund, formerly AIM Tax-Exempt Cash Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), formerly AIM Tax-Exempt Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
  The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

11        Invesco Tax-Exempt Cash Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.35% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive all fees and/or reimburse all expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board to Trustees without further notice to investors.
  For the six months ended August 31, 2010, the Adviser waived advisory fees of $90,859 and class level expenses of $25,354, $5,278 and $6,462 of Class A, Class Y and Investor Class shares, respectively.

12        Invesco Tax-Exempt Cash Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2010, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$54,978,521	$—	$54,978,521

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2010, the Fund engaged in securities purchases of $20,566,229 and securities sales of $26,024,074, which resulted in net realized gains (losses) of $0.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such

13        Invesco Tax-Exempt Cash Fund

deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2010, the Fund paid legal fees of $1,837 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted temporarily to overdraft or leave balances in its account with its custodian bank, The Bank of New York Mellon. The parties compensate one another for any overdraft or remaining balance in the account by either earning the interest that accrues on the overdrawn or balance amount in the account or by paying the other party a contractually agreed upon fee.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of February 28, 2010.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Eleven months ended		Year ended
	August 31, 2010(a)		February 28, 2010		March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	7,345,050	$7,345,050	35,068,354	$35,068,354	49,518,290	$49,518,290

Class Y(b)	25,221,535	25,221,535	23,693,810	23,693,810	23,067,011	23,067,011

Investor Class	1,005,634	1,005,634	4,488,403	4,488,403	9,681,443	9,681,443

Issued as reinvestment of dividends:
Class A	7,402	7,402	14,167	14,167	268,124	268,124

Class Y	3,229	3,229	9,500	9,500	39,292	39,292

Investor Class	2,710	2,710	7,560	7,560	148,375	148,375

Issued in connection with acquisitions:(c)
Class A	18,893,024	18,870,018	—	—	—	—

Reacquired:
Class A(b)	(12,412,047)	(12,412,047)	(34,922,272)	(34,922,272)	(62,738,950)	(62,738,950)

Class Y	(30,307,103)	(30,307,103)	(18,087,500)	(18,087,500)	(11,936,940)	(11,936,940)

Investor Class(b)	(2,283,182)	(2,283,182)	(5,176,745)	(5,176,745)	(11,163,636)	(11,163,636)

Net increase (decrease) in share activity	7,476,252	$7,453,246	5,095,277	$5,095,277	(3,116,991)	$(3,116,991)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 26% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	14,424,445	$14,424,445

Class A	(14,273,504)	(14,273,504)

Investor Class	(150,941)	(150,941)

(c)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Tax Free Money Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2009 and by the shareholders of Van Kampen Tax Free Money Fund on May 11, 2010. The acquisition as accomplished by a tax-free exchange of 18,893,024 shares of the Fund for 18,893,024 shares outstanding of Van Kampen Tax Free Money Fund as of the close of business on May 28, 2010. The single class of Van Kampen Tax Free Money Fund was exchanged for a like class of shares of the Fund based on the relative net asset value of Van Kampen Tax Free Money Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Tax Free Money Fund’s net assets at that date of $18,870,018 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $44,076,341.

14        Invesco Tax-Exempt Cash Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

								Ratio of		Ratio of
								expenses		expenses
								to average		to average net		Ratio of net
	Net asset			Dividends				net assets		assets without		investment
	value,	Net		from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Class A
Six months ended 08/31/10	$1.00	$0.00	(b)	$(0.00)	$1.00	0.03%	$32,815	0.29	%(c)	0.83	%(c)	0.05	%(c)
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	19,008	0.36	(d)	1.07	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.06	18,838	0.98		1.18		1.05
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.62	31,812	0.92		1.07		2.58
Year ended 03/31/07	1.00	0.03		(0.03)	1.00	2.66	38,106	1.03		1.19		2.62
Year ended 03/31/06	1.00	0.02		(0.02)	1.00	1.88	37,828	0.94		1.09		1.84

Class Y
Six months ended 08/31/10	1.00	0.00	(b)	(0.00)	1.00	0.03	11,699	0.29	(c)	0.83	(c)	0.05	(c)
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	16,782	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09(e)	1.00	0.00	(b)	(0.00)	1.00	0.27	11,169	0.94	(d)	1.01	(d)	1.09	(d)

Investor Class
Six months ended 08/31/10	1.00	0.00	(b)	(0.00)	1.00	0.03	10,684	0.29	(c)	0.83	(c)	0.05	(c)
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	11,960	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.14	12,647	0.90		0.93		1.13
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.72	13,959	0.82		0.82		2.68
Year ended 03/31/07	1.00	0.03		(0.03)	1.00	2.76	13,203	0.93		0.94		2.72
Year ended 03/31/06	1.00	0.02		(0.02)	1.00	1.98	14,405	0.84		0.84		1.94

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26,191, $13,928 and $11,376 for Class A, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of October 3, 2008.

15        Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010 through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
A	$1,000.00	$1,000.30	$1.46	$1,023.74	$1.48	0.29%

Y	1,000.00	1,000.30	1.46	1,023.74	1.48	0.29

Investor	1,000.00	1,000.30	1.46	1,023.74	1.48	0.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2010 through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16        Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Tax-Exempt Cash Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

17        Invesco Tax-Exempt Cash Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that the performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that the Fund has historically been priced consistent with its role as a conduit to and from other Invesco Advisers products, which impacts performance. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and it affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule does not include any breakpoints. However, the Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18        Invesco Tax-Exempt Cash Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

TEC-SAR-1	Invesco Distributors, Inc.

Invesco Tax-Free Intermediate Fund
Semiannual Report to Shareholders ▪ August 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
37	Financial Statements
39	Notes to Financial Statements
45	Financial Highlights
46	Fund Expenses
47	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/10 to 8/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.89%

Class A2 Shares	5.02

Class Y Shares	5.02

Institutional Class Shares	5.13

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	5.42

BofA Merrill Lynch 3-7 Year Municipal Index▼ (Style-Specific Index)	3.71

Lipper Intermediate Municipal Debt Funds Index▼ (Peer Group Index)	4.50

▼	Lipper Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The BofA Merrill Lynch 3-7 Year Municipal Index consists of bonds with an outstanding par greater than or equal to $25 million and a maturity range between three and seven years.
     The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Tax-Free Intermediate Fund

Average Annual Total Returns
As of 8/31/10, including maximum applicable sales charges

Class A Shares

10 Years	4.34%

5 Years	4.34

1 Year	6.06

Class A2 Shares

Inception (5/11/87)	5.50%

10 Years	4.83

5 Years	4.95

1 Year	7.96

Class Y Shares

10 Years	4.93%

5 Years	5.13

1 Year	9.05

Institutional Class Shares

10 Years	4.93%

5 Years	5.15

1 Year	9.16
On February 1, 2010, the Fund’s former Class A shares were renamed Class A2 shares, and the Fund’s former Class A3 shares were renamed Class A shares. Please see the prospectus for more information.
     Class A shares incepted on October 31, 2002. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on July 30, 2004. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 6/30/10, the most recent calendar quarter-end including maximum applicable sales charges.

Class A Shares

10 Years	4.21%

5 Years	3.60

1 Year	4.63

Class A2 Shares

Inception (5/11/87)	5.37%

10 Years	4.69

5 Years	4.19

1 Year	6.52

Class Y Shares

10 Years	4.79%

5 Years	4.37

1 Year	7.61

Institutional Class Shares

10 Years	4.79%

5 Years	4.39

1 Year	7.73
Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Institutional Class shares was 0.63%, 0.38%, 0.38% and 0.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	Invesco Tax-Free Intermediate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair,
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the period covered by this report. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs. First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4	Invesco Tax-Free Intermediate Fund

Schedule of Investments

August 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.72%
Alabama–2.29%
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	$1,000	$1,169,410

Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,203,240

Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/19	1,000	1,207,970

Alabama Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB(a)	4.10%	11/03/16	2,000	2,203,440

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (INS–AGC)(b)	4.50%	06/01/18	990	1,041,866

Series 2009, Health Care Facility RB (INS–AGC)(b)	4.63%	06/01/19	750	788,648

Series 2009, Health Care Facility RB (INS–AGC)(b)	5.00%	06/01/21	525	556,652

Series 2009, Health Care Facility RB (INS–AGC)(b)	5.25%	06/01/24	1,000	1,056,440

Series 2009, Health Care Facility RB (INS–AGC)(b)	5.75%	06/01/29	2,000	2,115,260

Birmingham (City of) Waterworks Board; Series 2009 A, Water RB (INS–AGC)(b)	5.00%	01/01/20	2,500	2,925,425

Birmingham (City of) Airport Authority;
Series 2003 A, Ref. Airport RB (INS–AGM)(b)	4.00%	07/01/15	1,930	2,079,324

Series 2003 A, Ref. Airport RB (INS–AGM)(b)	4.00%	07/01/16	2,335	2,523,294

Series 2003 A, Ref. Airport RB (INS–AGM)(b)	4.00%	07/01/17	2,465	2,657,270

Series 2003 A, Ref. Airport RB (INS–AGM)(b)	4.00%	07/01/18	1,985	2,140,565

Series 2003 A, Ref. Airport RB (INS–AGM)(b)	4.00%	07/01/19	1,410	1,512,986

Series 2003 A, Ref. Airport RB (INS–AGM)(b)	4.50%	07/01/20	1,375	1,507,110

Chatom (Town of) Industrial Development Board; Series 2007 A, VRD IDR(c)(d)	1.20%	08/01/31	2,000	2,000,000

Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	2,545	2,762,394

Series 2010 A, RB	5.00%	06/01/18	2,740	3,026,522

Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System, Inc.); Series 2010 A, RB	5.00%	02/01/12	410	428,917

Mobile (City of) Industrial Development Board (Alabama Power Co. Barry Plant); Series 2007 C, PCR(a)	5.00%	03/19/15	2,150	2,422,083

Mobile (City of); Series 2009 A, Ref. Unlimited Tax General Obligation Wts.	5.00%	02/15/22	2,500	2,877,600

				40,206,416

Alaska–0.52%
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (INS–NATL)(b)	5.00%	10/01/27	1,135	1,190,093

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS–AGM)(b)	5.13%	04/01/19	1,000	1,129,840

Series 2009 C, Ref. RB	4.00%	04/01/13	545	570,059

Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,092,814

Alaska (State of) Industrial Development & Export Authority;
Series 2010 A, Ref. Revolving Fund RB	5.00%	04/01/13	1,750	1,936,585

Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	755	887,510

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	274,885

North Slope (Borough of); Series 2008 A, Unlimited Tax GO	5.50%	06/30/19	1,000	1,240,540

Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(b)	5.13%	06/01/24	650	723,645

				9,045,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–3.52%
Arizona (State of);
Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/13	$1,660	$1,857,341

Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/14	3,000	3,431,010

Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/15	2,000	2,305,860

Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/16	3,000	3,498,450

Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/18	2,000	2,344,680

Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/19	1,000	1,171,150

Series 2010 B, COP (INS–AGM)(b)	5.00%	10/01/21	2,000	2,282,100

Series 2010 B, COP (INS–AGM)(b)	5.00%	10/01/22	2,000	2,253,700

Series 2010 B, COP (INS–AGM)(b)	5.00%	10/01/23	2,000	2,232,060

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 B, Ref. PCR(a)	5.50%	05/01/12	2,500	2,605,600

Mesa (City of);
Series 2009, Highway Project Advancement Unlimited Tax RN	3.50%	07/01/15	5,000	5,249,400

Series 2010, Highway Project Advancement Unlimited Tax RN	3.25%	07/01/16	5,000	5,237,950

Mohave (County of) Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO (INS–AGC)(b)	5.00%	07/01/23	1,500	1,711,845

Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref. Jr. Lien Wastewater System RB (INS–NATL)(b)	5.25%	07/01/11	3,000	3,124,140

Pima (County of) Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO (INS–AGC)(b)	4.00%	07/01/18	1,250	1,398,175

Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien Water RB (INS–AGM)(b)	3.00%	01/01/14	1,000	1,059,140

Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,273,008

Series 2010, COP	3.50%	06/01/15	1,200	1,276,044

Series 2010, Sewer System RB (INS–AGM)(b)	5.00%	07/01/22	2,500	2,858,825

Series 2010, Sewer System RB (INS–AGM)(b)	5.00%	07/01/23	1,500	1,697,775

Salt River Agricultural Improvement & Power District;
Series 2009 B, Electric System RB	3.00%	01/01/14	5,000	5,387,650

Series 2009 B, Electric System RB	4.00%	01/01/15	5,000	5,631,100

Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–XLCA)(b)	5.00%	07/01/24	750	822,592

				61,709,595

Arkansas–0.40%
Arkansas (State of) Development Finance Authority; Series 2009 A, Correctional Facilities Construction RB	4.88%	05/15/28	705	753,680

Bentonville (City of);
Series 2009, Sales & Use Tax RB	4.50%	11/01/22	1,010	1,140,098

Series 2009, Sales & Use Tax RB	4.50%	11/01/23	1,000	1,114,310

Conway (City of) Health Facilities Board (Conway Regional Medical Center); Series 2009, Ref. Hospital RB	5.25%	08/01/24	1,855	1,918,998

University of Arkansas;
Series 2009, Auxiliary Enterprises RB	4.38%	10/01/29	1,000	1,047,320

Series 2009, Capital Improvement RB	4.00%	10/01/29	1,000	1,013,530

				6,987,936

California–9.44%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS–Cal-Mortgage)(b)	3.00%	09/01/12	390	399,508

Series 2010, RB (INS–Cal-Mortgage)(b)	4.00%	09/01/15	1,000	1,056,390

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO (INS–AGC)(b)	5.00%	08/01/25	1,520	1,676,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO (INS–AGC)(b)	5.25%	08/01/28	$1,350	$1,493,599

California (State of);
Series 2008 B-5, Economic Recovery Unlimited Tax GO(a)(e)	5.00%	03/01/11	10,000	10,238,100

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO	5.00%	07/01/22	1,200	1,331,916

Series 2009 B, Ref. Economic Recovery Unlimited Tax GO(a)	5.00%	07/01/14	1,000	1,136,090

California (State of) Department of Veterans Affairs; Series 2002 A, Home Purchase RB (INS–AMBAC)(b)	5.35%	12/01/27	4,070	4,178,303

California (State of);
Series 2005 B-5, VRD Unlimited Tax GO (LOC–DEPFA BANK PLC)(c)(d)(f)	1.00%	05/01/40	10,000	10,000,000

Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/20	1,900	2,178,160

Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/20	1,150	1,340,934

Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/21	3,500	4,032,700

Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/25	3,000	3,322,410

Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/29	2,000	2,094,320

Series 2010, Various Purpose Unlimited Tax GO	5.00%	03/01/27	2,000	2,134,780

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2009, RB	5.00%	08/15/11	1,000	1,035,110

Series 2009, RB	5.00%	08/15/12	1,500	1,601,730

Series 2009, RB	5.00%	08/15/13	2,500	2,728,100

California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB(a)	5.00%	10/16/14	3,000	3,365,580

Series 2009 D, Ref. RB(a)	5.00%	10/18/16	6,000	6,860,340

California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2002 B, RB	5.10%	02/01/19	1,000	1,066,730

Series 2002 B, RB	5.50%	02/01/24	1,250	1,310,788

California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB(a)	2.60%	09/02/14	4,650	4,552,303

California Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(b)	5.00%	08/15/17	385	428,663

Series 2008 A, RB (INS–Cal-Mortgage)(b)	5.25%	08/15/19	325	358,943

California Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS–AMBAC)(b)	5.05%	10/01/28	1,500	1,549,170

California Statewide Communities Development Authority (Kaiser Permanente); Series 2002 E, RB(a)	4.00%	05/02/11	1,000	1,022,210

California Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS–XLCA)(a)(b)	4.10%	04/01/13	1,575	1,689,991

California Statewide Communities Development Authority (State of California Proposition 1A Receivables Program);
Series 2009, RB	4.00%	06/15/13	2,500	2,685,525

Series 2009, RB	5.00%	06/15/13	3,000	3,304,560

Corona-Norca Unified School District (Election of 2006, Capital Appreciation); Series 2009 C, Unlimited Tax GO (INS–AGM)(b)(g)	5.74%	08/01/21	1,500	947,580

Evergreen Elementary School District (Election of 2006, Capital Appreciation); Series 2009 B, Unlimited Tax GO (INS–AGC)(b)(g)	6.06%	08/01/25	3,000	1,434,030

Evergreen Elementary School District (Election of 2006, Capital Appreciation); Series 2009 B, Unlimited Tax GO (INS–AGC)(b)(g)	6.34%	08/01/28	1,000	388,990

Fresno (City of); Series 2008 A, Sewer System RB (INS–AGC)(b)	5.00%	09/01/25	2,040	2,260,157

Hayward Unified School District (Election of 2008, Capital Appreciation);
Series 2010 A, Unlimited Tax GO (INS–AGM)(b)(g)	4.28%	08/01/17	1,000	789,850

Series 2010 A, Unlimited Tax GO (INS–AGM)(b)(g)	5.22%	08/01/20	1,000	661,620

Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,099,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Lake Tahoe (City of) Unified School District (Election of 2008); Series 2009, Unlimited Tax GO (INS–AGM)(b)	5.00%	08/01/24	$1,000	$1,124,040

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,068,430

Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,115,200

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,419,320

Los Angeles (City of) Unified School District (Election of 2004, Measure R); Series 2009 I, Unlimited Tax GO	5.00%	07/01/26	670	740,136

Lynwood Utility Authority; Series 2009 A, Ref. Enterprise RB (INS–AGC)(b)	5.00%	06/01/29	500	528,255

Madera Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,396,812

Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB (INS–AMBAC)(b)	4.63%	12/01/32	1,000	1,011,920

Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS–AGM)(b)	5.00%	08/01/16	1,000	1,158,790

Series 2009, COP (INS–AGM)(b)	5.00%	08/01/19	2,360	2,763,867

New Haven Unified School District;
Series 2009, Ref. Unlimited Tax GO (INS–AGC)(b)	5.00%	08/01/20	3,030	3,552,705

Series 2009, Ref. Unlimited Tax GO (INS–AGC)(b)	5.00%	08/01/21	1,290	1,495,755

Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB(a)	5.00%	02/07/13	1,000	1,092,550

Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,106,690

Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,105,830

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,149,010

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,134,790

Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 2007 A, RB	5.00%	07/01/21	1,000	1,032,040

Redlands (City of) Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS–AGM)(b)	5.00%	07/01/25	1,000	1,101,590

Rowland Unified School District (Election of 2006); Series 2009 B, Capital Appreciation Unlimited Tax GO(g)	5.92%	08/01/23	1,300	706,966

Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,160,230

Series 2009 D, Sub. Airport System RB (INS–AGC)(b)	5.13%	07/01/25	1,500	1,660,260

Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	554,455

Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,460,020

Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,099,078

Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,355,000

Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,304,200

Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,647,210

San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,117,500

Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	574,360

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,239,540

Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(b)	4.38%	01/01/24	1,000	981,120

Santa Monica (City of) Community College District (Election of 2002); Series 2010 E, Unlimited Tax GO(g)	5.70%	08/01/26	1,000	468,560

Torrance (City of) Unified School District (Election of 2008, Measure Z, Capital Appreciation);
Series 2009 B-1, Unlimited Tax GO(g)	6.13%	08/01/22	1,900	1,099,663

Series 2009 B-1, Unlimited Tax GO(g)	6.20%	08/01/23	2,000	1,087,640

Twin Rivers Unified School District (School Facility Bridge Program); Series 2007, COP (INS–AGM)(a)(b)	3.50%	05/31/13	4,250	4,250,595

Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(b)	5.00%	03/01/29	2,040	2,115,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Vernon (City of);
Series 2009 A, Electric System RB	5.50%	08/01/15	$525	$597,224

Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	4,976,510

West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO	6.00%	08/01/27	1,000	1,158,790

West Sacramento Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,129,997

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO (INS–AGM)(b)	5.00%	08/01/28	2,710	2,944,930

				165,542,400

Colorado–2.49%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP–State of Colorado Intercept Program)	5.20%	05/15/27	340	380,868

Series 2009 A, Auxiliary Facilities Improvement RB (CEP–State of Colorado Intercept Program)	5.00%	05/15/29	450	491,427

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, RB (INS–AGM)(b)	5.00%	12/01/20	1,000	1,123,950

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	975	1,158,739

Colorado (State of) Health Facilities Authority (NCMC, Inc.);
Series 2003 A, Hospital RB (INS–AGM)(b)	5.00%	05/15/15	1,000	1,118,690

Series 2003 A, Hospital RB (INS–AGM)(b)	5.25%	05/15/26	1,000	1,086,860

Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,158,154

Colorado (State of) School of Mines; Series 2009 A, Ref. & Improvement Enterprise RB (CEP–State of Colorado Intercept Program)	5.00%	12/01/29	500	545,635

Denver (City & County of) School District No. 1; Series 2009 A, Unlimited Tax GO	5.00%	12/01/28	1,000	1,114,960

E-470 Public Highway Authority;
Subseries 2007 C-2, Sr. RB (INS–NATL)(a)(b)	5.00%	09/02/13	3,300	3,542,352

Subseries 2007 D-2, Sr. RB (INS–NATL)(a)(b)	5.00%	09/02/13	14,755	15,772,800

Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/12	1,040	1,087,289

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	1,125	1,195,267

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,074,797

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,061,290

Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS–AMBAC)(b)	5.00%	12/01/14	1,300	1,501,318

Northwest Parkway Public Highway Authority (Current Interest); Series 2001 A, Sr. RB(e)	5.00%	06/15/11	1,000	1,033,230

Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,704,142

Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,915	3,298,060

Saddle Rock Metropolitan District; Series 2010, Ref. Unlimited Tax GO (INS–AGM)(b)	4.50%	12/01/31	750	772,958

University of Colorado Hospital Authority; Series 1997 A, Ref. RB (INS–AMBAC)(b)	5.25%	11/15/22	1,470	1,471,367

				43,694,153

Connecticut–0.51%
Connecticut (State of) (Transportation Infrastructure Purposes); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,404,320

Connecticut (State of) Health & Educational Facilities Authority (Yale University);
Series 2010 A-3, RB(a)	4.00%	02/07/13	3,375	3,661,774

Series 2010 A-4, RB(a)	5.00%	02/12/15	1,500	1,756,125

New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,120,440

				8,942,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware–0.31%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	5.00%	07/01/17	$1,500	$1,669,350

Series 2009 A, RB	5.00%	07/01/18	1,540	1,715,976

Series 2009 A, RB	4.05%	07/01/22	1,000	1,016,310

Series 2009 A, RB	4.15%	07/01/23	1,000	1,015,120

				5,416,756

District of Columbia–0.36%
District of Columbia (Georgetown University);
Series 2001 C, RB(a)	5.25%	04/01/23	3,730	4,015,830

Series 2009 A, Ref. RB	5.00%	04/01/15	2,000	2,260,180

				6,276,010

Florida–6.03%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,692,625

Citizens Property Insurance Corp.;
Series 2008 A-1, Sr. Sec. High Risk RB	5.00%	06/01/11	2,240	2,291,699

Series 2009 A-1, Sr. Sec. High Risk RB (INS–AGC)(b)	4.00%	06/01/12	2,000	2,066,240

Series 2009 A-1, Sr. Sec. High Risk RB (INS–AGC)(b)	5.00%	06/01/16	2,000	2,182,560

Series 2009 A-1, Sr. Sec. High Risk RB (INS–AGC)(b)	5.50%	06/01/16	3,000	3,351,930

Series 2010 A-1, Sr. Sec. High Risk RB (INS–AGM)(b)	5.00%	06/01/14	2,500	2,702,075

Series 2010 A-1, Sr. Sec. High Risk RB (INS–AGM)(b)	5.00%	06/01/15	5,000	5,436,400

Series 2010 A-1, Sr. Sec. High Risk RB (INS–AGM)(b)	5.00%	06/01/17	2,000	2,175,220

Series 2010 A-2, Sr. Sec. High Risk RN	2.00%	04/21/11	3,000	3,017,610

Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(b)	5.00%	07/01/18	1,335	1,513,383

Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB (INS–NATL)(b)	5.25%	07/01/22	3,000	3,223,290

Series 2003 C, Florida Forever RB (INS–AMBAC)(b)	5.00%	07/01/19	3,525	3,777,778

Florida (State of) (Board of Education);
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,302,240

Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,903,827

Florida (State of) Hurricane Catastrophe Fund Finance Corp.;
Series 2006 A, RB (INS–NATL)(b)	5.00%	07/01/11	4,000	4,119,840

Series 2008 A, RB	5.00%	07/01/13	1,760	1,901,398

Series 2010 A, RB	5.00%	07/01/15	5,000	5,527,200

Gulf Breeze (City of);
Series 2010 A, Capital Funding RB (INS–AGM)(b)	5.00%	10/01/15	1,590	1,803,712

Series 2010 A, Capital Funding RB (INS–AGM)(b)	5.00%	10/01/16	1,495	1,704,225

Gulf Breeze (City of) (Local Government Loan Program);
Series 1985 J, RB(a)	4.20%	12/01/17	2,000	2,088,220

Series 1985 J, RB(e)	4.50%	12/01/20	3,000	3,268,530

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,239,140

Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,284,440

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR(a)	5.15%	09/01/13	550	600,793

Jacksonville (City of) (Better Jacksonville); Series 2003, Sales Tax RB (INS–NATL)(b)	5.25%	10/01/16	3,000	3,328,110

JEA (St. Johns River Power Park System); Issue Two, Series 2003 Nineteen, Ref. RB	4.25%	10/01/13	2,000	2,005,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	$1,125	$1,237,601

Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–AGM)(b)	5.25%	10/01/15	1,500	1,747,515

Series 2003, Ref. Electric System RB (INS–AGM)(b)	5.25%	10/01/16	1,500	1,770,555

Series 2003, Ref. Electric System RB (INS–AGM)(b)	5.00%	10/01/17	1,900	2,222,962

Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO (INS–AGM)(b)	5.00%	01/01/16	1,000	1,124,870

Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(b)	5.00%	10/01/28	750	794,895

Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO	5.00%	07/01/17	500	589,225

Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(b)	5.00%	06/01/18	1,000	1,132,830

Series 2009, Public Facilities RB (INS–AGC)(b)	5.50%	06/01/29	2,325	2,559,453

Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS–AGC)(b)	5.00%	10/01/27	120	129,203

Series 2009 B, Aviation RB (INS–AGC)(b)	5.00%	10/01/26	1,000	1,085,420

Series 2009 B, Aviation RB (INS–AGC)(b)	5.00%	10/01/29	1,000	1,064,910

Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(b)	5.50%	10/01/20	1,500	1,800,735

Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(b)	5.00%	10/01/24	1,500	1,679,595

Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(b)	5.13%	10/01/25	1,500	1,685,445

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2006 A-2, Hospital RB (INS–NATL)(a)(b)	4.55%	08/01/13	500	528,360

Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS–AMBAC)(b)	5.00%	10/01/12	1,095	1,184,713

Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	2,085	2,295,043

Pasco (County of);
Series 2009 A, Water & Sewer System RB	5.00%	10/01/16	750	881,310

Series 2009 A, Water & Sewer System RB	4.00%	10/01/17	500	558,725

Port St. Lucie (City of) Master Lease Project (Municipal Complex); Series 2008, Ref. COP (INS–AGC)(b)	6.25%	09/01/27	500	572,400

Tampa (City of) (BayCare Health System);
Series 2010, Health System RB	5.00%	11/15/16	1,000	1,137,300

Series 2010, Health System RB	5.00%	11/15/19	1,500	1,712,460

Village Center Community Development District; Series 1998 A, Ref. Recreational RB (INS–NATL)(b)	5.50%	11/01/10	1,105	1,109,895

Winter Park (City of);
Series 2009, Ref. & Improvement Water & Sewer System RB	4.25%	12/01/24	750	796,343

Series 2009 A, Ref. Electric RB (INS–AGM)(b)	4.00%	10/01/19	500	549,290

Series 2009 A, Ref. Electric RB (INS–AGM)(b)	4.38%	10/01/22	325	350,896

Series 2009 A, Ref. Electric RB (INS–AGM)(b)	5.00%	10/01/29	4,695	5,025,481

				105,835,395

Georgia–5.00%
Atlanta (City of);
Series 2003RF C-2, Ref. VRD Airport General RB (INS–NATL)(b)(c)(d)	2.30%	01/01/30	21,925	21,925,000

Series 2003RF C-3, Ref. VRD Airport General RB (INS–NATL)(b)(c)(d)	2.30%	01/01/30	9,300	9,300,000

Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	4.00%	11/01/15	1,000	1,095,420

Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.00%	11/01/17	1,500	1,742,580

Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	4.13%	11/01/19	970	1,055,311

Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.00%	11/01/20	1,500	1,709,910

Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.00%	11/01/21	1,500	1,690,365

Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.25%	11/01/27	2,000	2,284,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Burke (County of) Development Authority (Georgia Power Co.–Plant Vogtle); Fourth Series 1995, PCR(a)	3.75%	01/12/12	$4,000	$4,143,960

Carroll City-County Hospital Authority (Tanner Medical Center, Inc.); Series 2010, RAC	5.00%	07/01/25	1,000	1,108,910

DeKalb County Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	1,500	1,588,560

Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,701,500

Series 2009 A, RAC	4.50%	06/15/21	2,500	2,664,225

Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB	4.00%	11/15/16	2,460	2,634,685

Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	3,605	3,793,253

Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2010 A, RAC	5.00%	02/15/16	1,245	1,367,794

Series 2010 A, RAC	5.00%	02/15/19	1,500	1,628,880

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,060,290

Series 2008 A, RAC	5.25%	08/01/23	1,000	1,055,310

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.);
Series 2007 D, RAC (INS–AGM)(b)	5.00%	07/01/24	2,000	2,143,640

Series 2007 D, RAC (INS–AGM)(b)	5.25%	07/01/29	2,000	2,111,940

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	678,701

Series 2009, RAC	4.00%	08/01/20	710	744,187

Series 2009, RAC	5.00%	08/01/24	1,260	1,360,548

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(b)	3.50%	08/01/20	2,000	2,014,160

Series 2010, RAC (INS–AGM)(b)	5.00%	08/01/21	1,500	1,664,280

Richmond (County of) Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(c)(d)(f)	0.24%	07/01/37	2,470	2,470,000

Richmond (County of) Hospital Authority (University Health Services, Inc.);
Series 2009, RAC	5.50%	01/01/24	2,490	2,679,190

Series 2009, RAC	5.25%	01/01/29	2,500	2,595,475

South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS–XLCA)(b)	5.00%	08/01/20	1,385	1,576,019

Series 2007, RB (INS–XLCA)(b)	5.00%	08/01/21	1,490	1,677,204

Series 2007, RB (INS–XLCA)(b)	5.00%	08/01/22	605	674,472

Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	764,505

				87,704,314

Guam–0.09%
Guam (Government of);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	509,016

Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,000	1,087,620

				1,596,636

Idaho–0.73%
Caldwell (City of) Urban Renewal Agency; Series 2008, Tax Allocation RB	4.00%	09/01/19	1,205	1,262,177

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,180,120

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & Revenue Anticipation RB	5.25%	07/15/25	500	573,410

Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	535	561,889

Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,455	1,552,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho–(continued)

University of Idaho;
Series 2007 B, RB (INS–AGM)(a)(b)	4.50%	04/01/18	$1,760	$1,907,752

Series 2010 B, RB	5.00%	04/10/26	1,270	1,423,937

Series 2011, Ref. RB(a)	5.25%	04/01/21	4,000	4,397,320

				12,859,410

Illinois–4.87%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO (INS–AGM)(b)	5.00%	01/01/23	1,260	1,409,323

Chicago (City of) (Chicago O’ Hare International Airport); Series 2008 A, Ref. Passenger Facility Charge RB (INS–AGM)(b)	5.00%	01/01/16	1,400	1,580,404

Chicago (City of) (Chicago O’Hare International Airport); Series 2010 C, General Airport Third Lien RB (INS–AGC)(b)	5.25%	01/01/21	1,000	1,162,480

Chicago (City of) Transit Authority (Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/23	2,500	2,819,225

Cook (County of) School District No. 144 (Prairie-Hills);
Series 2010 A, Limited Tax GO (INS–AGM)(b)	4.00%	12/01/16	960	1,038,998

Series 2010 A, Limited Tax GO (INS–AGM)(b)	4.25%	12/01/20	630	672,500

Series 2010 A, Limited Tax GO (INS–AGM)(b)	5.00%	12/01/23	2,520	2,757,359

Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO (INS–AMBAC)(b)	5.00%	11/15/17	5,000	5,553,450

Series 2009 A, Ref. Unlimited Tax GO	5.00%	11/15/19	2,000	2,351,240

Series 2009 C, Ref. Unlimited Tax GO	5.00%	11/15/20	7,500	8,766,150

DeKalb (County of) Community Unit School District No. 428 (DeKalb);
Series 2010, School Building Capital Appreciation Unlimited Tax GO(g)	4.12%	01/01/19	1,000	736,140

Series 2010, School Building Capital Appreciation Unlimited Tax GO(g)	4.44%	01/01/20	1,000	697,970

Dolton (Village of);
Series 2009 A, Unlimited Tax GO (INS–AGC)(b)	4.25%	12/01/21	1,000	1,121,390

Series 2009 A, Unlimited Tax GO (INS–AGC)(b)	4.25%	12/01/22	1,000	1,111,980

Illinois (State of) (Illinois FIRST);
Series 2001, Ref. Unlimited Tax GO (INS–AGM)(b)	5.25%	10/01/11	1,790	1,867,883

Series 2002, Unlimited Tax GO (INS–NATL)(b)	5.25%	10/01/21	1,500	1,604,055

Illinois (State of);
Series 2003 B, VRD Unlimited Tax GO(c)(d)	2.78%	10/01/33	830	830,000

Series 2010, Ref. Unlimited Tax GO	5.00%	01/01/12	2,000	2,089,040

Series 2010, Ref. Unlimited Tax GO	5.00%	01/01/15	3,500	3,875,340

Series 2010, Ref. Unlimited Tax GO (INS–AGM)(b)	5.00%	01/01/16	1,000	1,118,240

Series 2010, Ref. Unlimited Tax GO (INS–AGM)(b)	5.00%	01/01/19	1,000	1,130,710

Series 2010, Ref. Unlimited Tax GO (INS–AGM)(b)	5.00%	01/01/21	2,000	2,225,220

Illinois (State of) Educational Facilities Authority (University of Chicago); Series 1998 B, RB(a)	3.38%	02/03/14	1,000	1,070,170

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/20	1,025	1,151,044

Illinois (State of) Finance Authority (Children’s Memorial Hospital); Series 2008 A, RB (INS–AGC)(b)	5.25%	08/15/33	1,000	1,054,800

Illinois (State of) Finance Authority (NorthShore University HealthSystem); Series 2010, Ref. RB	5.00%	05/01/21	1,250	1,406,637

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS–AGM)(b)	5.00%	05/15/17	2,000	2,184,060

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(b)	5.25%	03/01/22	1,250	1,425,725

Series 2005, RB (INS–AGM)(b)	5.25%	03/01/23	1,500	1,696,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (University of Chicago Medical Center);
Series 2009 B, Ref. RB	5.00%	08/15/22	$1,000	$1,119,180

Series 2009 C, RB	5.25%	08/15/29	2,000	2,072,080

Illinois (State of) Health Facilities Authority (Advocate Health Care Network); Series 2003 A, RB(a)	4.38%	07/01/14	915	972,316

Illinois (State of) Student Assistance Commission; Series 2009, Student Loan RB (INS–AGC)(b)	3.15%	05/01/14	2,000	2,004,720

Kane & De Kalb (Counties of) Community Unit School District No. 302; Series 2008, School Building Unlimited Tax GO (INS–AGM)(b)	5.50%	02/01/28	1,500	1,721,445

Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO (INS–NATL)(b)	5.25%	01/01/23	4,000	4,569,960

Kendall, Kane & Will (Counties of) Community Unit School District No. 308;
Series 2007, Unlimited Tax GO (INS–AGC)(b)	5.00%	02/01/23	5,795	6,471,450

Series 2007 A, Ref. Unlimited Tax GO (INS–NATL)(b)	4.38%	10/01/21	1,000	1,076,350

Lake (County of) Community Unit School District No. 60 (Waukegan); Series 2010 C, Ref. Unlimited Tax GO	1.00%	12/01/10	830	830,515

Madison & St. Clair (Counties of) Community Unit School District No. 10 (Collinsville); Series 2001, School Building Unlimited Tax GO (INS–NATL)(b)	5.00%	02/01/11	1,150	1,164,720

Northern Illinois Municipal Power Agency (Prairie St. Power); Series 2007 A, RB (INS–NATL)(b)	5.00%	01/01/19	1,000	1,132,140

Southern Illinois University; Series 2006 A, Housing & Auxiliary Facilities System RB (INS–NATL)(b)	5.25%	04/01/19	1,000	1,144,300

St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/19	1,000	1,195,990

Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/21	1,480	1,721,077

Will, Grundy, & Etc. (Counties of) Community College District No. 525 (Joliet Jr. College); Series 2008, Alternative Revenue Source Unlimited Tax GO	5.75%	06/01/27	1,435	1,657,683

				85,362,199

Indiana–2.18%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,144,520

Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB(a)	5.00%	06/01/14	3,500	3,934,350

Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana Obligated Group); Series 2004 A, Hospital RB	5.38%	03/01/19	1,000	1,053,770

Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks);
Series 2002 A, RB (INS–NATL)(b)	5.50%	01/01/14	2,000	2,161,720

Series 2009 A, RB (INS–AGC)(b)	5.25%	01/01/29	1,040	1,180,577

Monroe (County of) Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS–AGM)(b)	5.13%	01/15/24	2,285	2,635,473

Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–CIFG)(b)	5.00%	01/15/22	2,470	2,586,559

Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR(a)	6.25%	06/02/14	1,000	1,127,210

Series 2009 B, Ref. PCR(a)	6.25%	06/02/14	500	563,605

University of Southern Indiana; Series 2009 J, Student Fee RB (INS–AGC)(b)	5.00%	10/01/23	400	448,644

Whiting (City of) (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RN	0.95%	09/01/10	20,000	20,000,000

Zionsville (Town of) Community Schools Building Corp.; Series 2002, First Mortgage RB(e)	5.00%	07/15/11	1,420	1,459,334

				38,295,762

Iowa–1.45%
Coralville (City of) (Urban Renewal); Series 2009 D, Annual Appropriation Unlimited Tax General Obligation BAN	4.00%	05/01/11	1,000	1,015,670

Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(b)	5.00%	02/15/13	1,500	1,636,740

Series 2005 A, Health Facilities RB (INS–AGC)(b)	5.00%	02/15/18	1,000	1,161,770

Series 2005 A, Health Facilities RB (INS–AGC)(b)	5.00%	02/15/19	500	584,065

Series 2009 F, Health Facilities RB(a)	5.00%	08/15/12	1,000	1,074,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–(continued)

Iowa Student Loan Liquidity Corp.;
Series 2009-1, Student Loan RB	4.00%	12/01/13	$1,500	$1,584,585

Series 2009-1, Student Loan RB	5.00%	12/01/15	2,500	2,775,450

Series 2009-1, Student Loan RB	5.00%	12/01/16	2,525	2,807,547

Series 2009-1, Student Loan RB	5.25%	12/01/17	2,500	2,811,425

Series 2009-1, Student Loan RB	5.25%	12/01/18	2,500	2,817,700

Series 2009-2, Student Loan RB	5.40%	12/01/23	2,500	2,715,425

Series 2009-3, Student Loan RB	5.00%	12/01/19	2,500	2,768,175

Washington Community School District; Series 2009, School Infrastructure Sales, Services & Use Tax RB	5.00%	07/01/28	1,500	1,600,260

				25,353,712

Kansas–0.60%
Dodge City (City of); Series 2009, Sales Tax RB (INS–AGC)(b)	5.00%	06/01/21	1,000	1,179,250

Johnson (County of) Water District No. 1; Series 2001, Ref. RB	5.00%	06/01/11	1,770	1,833,012

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,167,240

Series 2009 D, Hospital RB	3.00%	11/15/11	700	720,153

Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,735,179

Unified Government of Wyandote County/Kansas City; Series 2010 A, Ref. Utility System RB	4.00%	09/01/11	1,000	1,032,450

Wichita (City of) (Via Christi Health System, Inc.); Series 2009 III-A, Ref. & Improvement Hospital Facilities RB	4.50%	11/15/12	1,000	1,067,300

Wyandotte (County of) Unified School District No. 500; Series 2001, Unlimited Tax GO (INS–AGM)(b)	5.50%	09/01/11	1,750	1,842,032

				10,576,616

Kentucky–3.02%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS–AGC)(b)	5.25%	02/01/28	2,530	2,691,895

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2004 D, RB(a)	3.50%	11/10/10	1,000	1,005,650

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	550	613,365

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	5.00%	06/01/16	855	916,073

Series 2010 A, Hospital RB	5.00%	06/01/17	5,455	5,821,140

Series 2010 A, Hospital RB	5.00%	06/01/18	1,000	1,064,640

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 A, Ref. & Improvement Hospital Facilities RB	5.13%	05/01/29	1,000	1,073,320

Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(b)	4.00%	09/01/16	800	888,896

Series 2010 A, Power System RB (INS–AGM)(b)	5.00%	09/01/21	5,860	6,812,719

Series 2010 A, Power System RB (INS–AGM)(b)	5.00%	09/01/22	4,560	5,236,658

Series 2010 A, Power System RB (INS–AGM)(b)	5.00%	09/01/23	1,000	1,136,770

Louisville & Jefferson (Counties of) Metropolitan Sewer District (Commonwealth of Kentucky);
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	2,500	2,874,775

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,925,700

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,946,900

Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital & St. Mary’s HealthCare, Inc.); Series 2008, Health Facilities RB	6.00%	02/01/22	1,000	1,045,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–(continued)

Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.29%	04/01/32	$4,715	$4,715,000

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(b)	5.00%	10/01/24	2,000	2,268,280

				53,036,861

Louisiana–3.05%
East Baton Rouge Sewerage Commission; Series 2009 A, RB	4.50%	02/01/22	1,000	1,103,380

Greater New Orleans Expressway Commission;
Series 2009, Ref. RB (INS–AGC)(b)	2.75%	11/01/13	600	629,382

Series 2009, Ref. RB (INS–AGC)(b)	2.75%	11/01/14	600	631,074

Series 2009, Ref. RB (INS–AGC)(b)	3.00%	11/01/15	1,000	1,053,670

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (INS–AGM)(b)	5.25%	01/01/28	1,000	1,100,020

Louisiana (State of) Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(b)	5.25%	06/01/14	1,280	1,407,706

Series 2006 B, Assessment RB (INS–AMBAC)(b)	5.00%	06/01/16	1,000	1,096,780

Series 2009 C-3, Assessment RB (INS–AGC)(b)	6.13%	06/01/25	1,500	1,722,240

Louisiana (State of) Energy & Power Authority; Series 2000, Ref. Power Project RB (INS–AGM)(b)	5.75%	01/01/11	2,500	2,543,250

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo-Bossier Parishes Port Commission);
Series 2010, Ref. RB (INS–AGM)(b)	4.00%	04/01/17	1,520	1,680,922

Series 2010, Ref. RB (INS–AGM)(b)	4.00%	04/01/18	1,600	1,766,928

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS–AGC)(b)	3.00%	05/01/14	1,000	1,064,260

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,162,700

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lake Charles);
Series 2009, Ref. RB (INS–AGC)(b)	4.00%	04/01/16	1,435	1,592,534

Series 2009, Ref. RB (INS–AGC)(b)	4.00%	04/01/17	1,000	1,110,710

Series 2009, Ref. RB (INS–AGC)(b)	4.00%	04/01/18	1,555	1,729,953

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(b)	5.00%	10/01/26	1,500	1,637,130

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(b)	5.00%	02/01/29	1,000	1,080,240

Louisiana (State of) Offshore Terminal Authority (LOOP LLC); Series 2010 B-1, Deepwater Port RB(a)	1.88%	10/01/13	1,000	1,001,930

Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, Mortgage RB (INS–NATL)(b)	5.00%	07/01/14	1,000	1,117,990

Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS–CIFG)(b)	5.00%	07/01/22	500	524,580

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS–AGC)(b)	5.75%	07/01/18	900	972,342

Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,629,375

Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,105,920

Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,097,840

Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,109,330

Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS–AMBAC)(b)	5.00%	06/01/18	1,000	1,131,390

Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS–FGIC)(b)	4.50%	06/01/21	1,000	1,079,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

Louisiana State University & Agricultural & Mechanical College, Board of Supervisors; Series 2010 A, Ref. & Auxiliary RB	5.00%	07/01/23	$1,000	$1,138,120

Monroe (City of) (Economic Development–Garret Rd.);
Series 2008, Ref. & Sales Tax Increment RB (INS–AGC)(b)	5.25%	03/01/22	1,300	1,363,609

Series 2008, Ref. & Sales Tax Increment RB (INS–AGC)(b)	5.38%	03/01/24	1,000	1,046,270

New Orleans (City of); Series 2009, Ref. Sewage Service RB (INS–AGC)(b)	6.25%	06/01/29	1,000	1,099,150

New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone RB	5.00%	01/01/16	1,250	1,357,863

Series 2009 A, Gulf Opportunity Zone RB	5.13%	01/01/17	1,730	1,885,804

Series 2009 A, Gulf Opportunity Zone RB	5.25%	01/01/18	1,575	1,725,696

Series 2009 A, Gulf Opportunity Zone RB	5.50%	01/01/19	1,100	1,222,067

Series 2009 A, Gulf Opportunity Zone RB	5.75%	01/01/20	1,890	2,110,261

Series 2009 A, Gulf Opportunity Zone RB	6.00%	01/01/25	1,000	1,094,120

New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS–AGC)(b)	5.00%	01/01/19	500	556,265

Series 2009 A-1, Ref. & Restructuring RB (INS–AGC)(b)	6.00%	01/01/23	1,000	1,180,480

Plaquemines Parish Law Enforcement District;
Series 2009, Limited Tax GO	4.00%	09/01/14	1,200	1,280,856

Series 2009, Limited Tax GO	4.50%	09/01/17	1,350	1,472,809

				53,415,956

Maine–0.34%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, School Unlimited Tax GO (INS–AGM)(b)	5.00%	12/15/19	750	861,757

Series 2008 B, School Unlimited Tax GO (INS–AGM)(b)	5.00%	12/15/20	870	989,199

Series 2008 B, School Unlimited Tax GO (INS–AGM)(b)	5.50%	12/15/23	950	1,087,256

Maine (State of) Governmental Facilities Authority; Series 2010 A, Ref. Lease Rental RB	2.50%	10/01/10	500	500,760

Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,612,875

				6,051,847

Maryland–0.64%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	276,723

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,117,460

Series 2008, RB (INS–AGC)(b)	5.00%	07/01/20	1,000	1,129,620

Series 2008, RB (INS–AGC)(b)	5.00%	07/01/22	1,005	1,119,439

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group);
Series 2008 B, RB(a)	5.00%	05/15/13	1,000	1,093,780

Series 2008 B, RB(a)	5.00%	05/15/15	715	807,800

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 F, RB	5.00%	07/01/17	500	557,750

Series 2008 F, RB	4.50%	07/01/20	500	527,660

Series 2010, RB	5.00%	07/01/16	610	681,047

Series 2010, RB	5.00%	07/01/18	680	761,688

Series 2010, RB	5.00%	07/01/19	400	453,360

Series 2010, RB	5.00%	07/01/20	1,000	1,109,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.00%	01/01/20	$500	$527,900

Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,046,640

				11,210,737

Massachusetts–0.98%
Massachusetts (Commonwealth of) (Construction Loan); Series 2001 D, Limited Tax GO(a)(e)	5.25%	11/01/11	2,500	2,644,350

Massachusetts (State of) Department of Transportation;
Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/22	1,000	1,150,300

Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/23	2,000	2,276,280

Massachusetts (State of) Development Finance Agency (Boston University); Series 2009 V-1, RB	5.00%	10/01/29	1,000	1,075,500

Massachusetts (State of) Health & Educational Facilities Authority (Baystate Medical Center); Series 2009 K-1, RB(a)	5.00%	07/01/13	2,500	2,702,300

Massachusetts (State of) Health & Educational Facilities Authority (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS–AGC)(b)	4.00%	11/15/17	730	780,823

Massachusetts (State of) Health & Educational Facilities Authority (Lesley University); Series 2009 A, RB (INS–AGC)(b)	5.00%	07/01/23	1,095	1,252,373

Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 T-2, RB(a)	4.10%	04/19/12	1,485	1,551,097

Massachusetts (State of) Health & Educational Facilities Authority (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,672,830

Worcester (City of); Series 2009, Limited Tax GO (INS–AGC)(b)	4.00%	11/01/16	1,860	2,108,013

				17,213,866

Michigan–5.11%
Adrian (City of) School District; Series 2007, Ref. Unlimited Tax GO (INS–AGM)(b)	5.50%	05/01/15	755	884,618

Avondale School District; Series 2009, Ref. Unlimited Tax GO (INS–AGC)(b)	4.00%	05/01/19	1,000	1,058,310

Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO (INS–AMBAC)(b)	5.00%	05/01/15	1,110	1,255,887

Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/11	1,170	1,222,334

Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,599,998

Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,726,942

Detroit (City of);
Series 2009 C, Limited Tax General Obligation TAN(h)	10.00%	10/01/10	5,000	4,998,700

Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/14	1,445	1,635,119

Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/16	1,000	1,144,350

Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/19	1,000	1,133,480

Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/20	1,000	1,131,090

Hartland Consolidated Schools District; Series 2001, Ref. Unlimited Tax GO (CEP–Michigan School Bond Loan Fund)	5.50%	05/01/11	1,000	1,030,170

Hastings Area School System; Series 2009, Ref. Unlimited Tax GO (INS–AGC)(b)	3.25%	05/01/15	1,475	1,561,258

Michigan (State of) Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS–AGM)(b)	5.25%	10/15/16	4,315	4,788,097

Series 2009 I, Ref. RB (INS–AGC)(b)	5.00%	10/15/23	7,150	7,992,342

Series 2009 I, Ref. RB (INS–AGC)(b)	5.25%	10/15/24	1,040	1,170,572

Series 2009 II, RB	4.00%	10/15/15	1,000	1,099,810

Series 2009 II, RB	4.00%	10/15/16	1,950	2,153,034

Series 2009 II, RB (INS–AGM)(b)	5.00%	10/15/21	1,180	1,344,339

Series 2009 II, RB (INS–AGM)(b)	5.00%	10/15/22	1,020	1,148,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	$3,000	$3,581,340

Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/20	1,000	1,174,620

Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	2,000	2,274,940

Michigan (State of) Municipal Bond Authority (Clean Water Revolving Fund); Series 2002, Ref. RB	5.25%	10/01/21	1,300	1,415,037

Michigan (State of) Municipal Bond Authority (Downtown Development Local);
Series 2009 A, Local Government Loan Program RB	5.00%	05/01/21	1,515	1,696,421

Series 2009 A, Local Government Loan Program RB	5.13%	05/01/23	800	884,888

Series 2009 A, Local Government Loan Program RB	5.25%	05/01/24	500	553,860

Michigan (State of) Municipal Bond Authority;
Series 2009 C, Local Government Loan Program RB (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,088,743

Series 2009 C, Local Government Loan Program RB (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,115,155

Series 2010 B, State Aid RN	5.00%	03/21/11	2,000	2,001,720

Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB(a)	2.63%	06/30/14	2,250	2,326,545

Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	562,837

Series 2009, Ref. RB	4.00%	11/15/14	655	685,372

Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,111,370

Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,611,255

Michigan (State of) Hospital Finance Authority (McLaren Health Care); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,235,289

Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1995 CC, Ref. Limited Obligation RB (INS–AMBAC)(a)(b)	4.85%	09/01/11	2,025	2,067,059

Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,085,430

Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,277,440

Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,182,500

Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	1,969,877

Ypsilanti (City of) School District;
Series 2009, Ref. Unlimited Tax GO (INS–AGC)(b)	4.00%	05/01/12	2,270	2,382,342

Series 2009, Ref. Unlimited Tax GO (INS–AGC)(b)	4.00%	05/01/14	1,985	2,150,648

Series 2009, Ref. Unlimited Tax GO (INS–AGC)(b)	5.00%	05/01/18	1,270	1,459,255

Southgate Community School District; Series 2005, Ref. Unlimited Tax GO (INS–NATL)(b)	5.00%	05/01/18	1,710	1,893,637

Taylor (City of); Series 2001, COP (INS–AMBAC)(b)	5.00%	02/01/11	495	503,796

Troy (City of) Downtown Development Authority; Series 2001, Ref. & Development Tax Allocation RB (INS–NATL)(b)	5.00%	11/01/10	1,265	1,269,516

Wayne State University;
Series 2007 A, General RB (INS–NATL)(b)	5.00%	11/15/12	1,190	1,293,375

Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,367,700

Wyandotte (City of); Series 2009 A, Ref. & Electric System RB (INS–AGC)(b)	5.25%	10/01/28	250	274,123

				89,575,539

Minnesota–2.55%
Duluth (City of) Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/12	1,050	1,099,350

Series 2009 B, COP	4.00%	03/01/13	1,325	1,424,640

Series 2009 B, COP	4.00%	03/01/14	1,360	1,488,860

Series 2009 B, COP	4.00%	03/01/15	1,400	1,541,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care Facilities RB (INS–AGM)(b)	5.00%	08/15/19	$1,400	$1,599,892

Series 1995 B, Health Care Facilities RB (INS–AGM)(b)	5.00%	08/15/21	1,350	1,508,854

Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	816,162

Series 2010 A, Health Care Facilities RB	5.00%	08/15/21	1,635	1,810,632

Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Sub. Ref. RB (INS–NATL)(b)	5.00%	01/01/19	2,930	3,338,090

Series 2009 A, Sr. Ref. RB	4.00%	01/01/16	730	812,884

Series 2009 A, Sr. Ref. RB	5.00%	01/01/20	1,000	1,168,950

Minnesota (State of); Series 2009 D, Various Purpose Unlimited Tax GO	4.00%	08/01/23	3,360	3,733,027

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	4.00%	02/15/14	1,000	1,082,570

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	5.00%	02/15/16	570	646,135

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	4.00%	02/15/20	1,500	1,599,750

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	5.00%	02/15/21	1,500	1,699,275

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,101,290

Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,101,050

Series 2009 Seven-A, RB	4.50%	10/01/20	880	987,598

Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,095,960

Series 2009 Six-X, RB	5.00%	04/01/24	500	548,830

Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential Housing Finance RB	5.20%	01/01/23	935	1,009,763

Series 2009 B, Residential Housing Finance RB	5.45%	07/01/24	885	961,216

St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	558,695

Series 2010 A, Health Care RB	5.00%	05/01/25	1,000	1,038,380

Series 2010 B, Health Care RB	5.00%	05/01/12	955	1,012,682

Series 2010 B, Health Care RB	5.00%	05/01/13	595	646,081

Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,121,570

St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,603,888

Series 2009, Health Care RB	5.00%	02/01/19	1,755	1,903,859

Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,349,848

Series 2009, Health Care RB	5.00%	02/01/27	1,000	1,023,410

Western Minnesota Municipal Power Agency (Transmission); Series 2001 A, Ref. RB (INS–AMBAC)(b)	5.50%	01/01/11	1,300	1,320,852

				44,755,149

Mississippi–0.56%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,830,261

Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(b)	5.00%	07/01/24	1,000	1,119,540

Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation IDR (INS–AGM)(b)	5.00%	07/01/19	1,160	1,318,839

Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS–AMBAC)(b)	5.00%	07/01/16	1,000	1,135,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi–(continued)

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	$2,475	$2,731,360

Rankin (County of) School District; Series 2001, Unlimited Tax GO (INS–AGM)(b)	5.00%	10/01/11	1,625	1,704,723

				9,839,893

Missouri–1.45%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities IDR	5.50%	06/01/29	250	264,930

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	526,220

Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,107,510

Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,124,920

Ladue (City of) School District; Series 2007, Ref. & Improvement Unlimited Tax GO	5.00%	03/01/25	1,250	1,410,413

Missouri (State of) Development Finance Board (Missouri Association Municipal Utilities); Series 1999, VRD Lease RB(c)(d)(h)	5.50%	12/01/22	555	555,000

Missouri (State of) Environmental Improvement & Energy Resources Authority (State Revolving Funds);
Series 2001, Drinking Water & Water PCR(a)(e)	5.00%	07/01/11	885	920,391

Series 2001, Drinking Water & Water PCR	5.00%	07/01/23	115	119,071

Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,148,720

Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,224,278

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.);
Series 2004 A, Health Facilities RB (INS–AGM)(b)	5.00%	11/15/18	1,260	1,447,866

Series 2010 A, Health Facilities RB	5.00%	11/15/20	1,000	1,108,710

Series 2010 A, Health Facilities RB	5.25%	11/15/25	250	269,930

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2009, Health Facilities RB	5.25%	05/15/29	2,000	2,083,500

Missouri (State of) Health & Educational Facilities Authority (University of Missouri–Columbia Arena); Series 2001, Educational Facilities RB	5.00%	11/01/19	2,540	2,666,238

Missouri (State of) Health & Educational Facilities Authority (Webster University); Series 2001, Educational Facilities RB (INS–NATL)(b)	5.00%	04/01/11	1,075	1,098,338

Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2008 B-2, Single Family Mortgage RB (CEP–GNMA/FNMA/FHLMC)	5.10%	03/01/28	385	406,337

St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–AGM)(b)	5.00%	07/01/20	1,125	1,271,565

St. Louis (City of) Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS–AGC)(b)	5.00%	07/15/21	1,500	1,666,260

				25,420,197

Montana–0.58%
Gallatin (County of) Airport Authority (PFC Supported); Series 2009, RB	4.38%	06/01/29	3,515	3,591,768

Helena (City of); Series 2009, COP	5.00%	01/01/29	400	432,804

Montana (State of) Facility Finance Authority (Master Loan Program–Glendive Medical Center, Inc.);
Series 2008 A, Health Care Facilities RB	4.63%	07/01/18	1,010	1,144,128

Series 2008 A, Health Care Facilities RB	4.75%	07/01/28	1,000	1,042,100

Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,908,200

Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,084,240

				10,203,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska–0.11%
Douglas (County of) School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO	5.45%	06/15/22	$500	$541,635

(State of) Municipal Energy Agency; Series 2009 A, Ref. & Power Supply System RB (INS–BHAC)(b)	5.13%	04/01/29	250	278,418

Nebraska (State of) Elementary & Secondary School Finance Authority (Boys Town); Series 2008, Educational Facilities RB	4.75%	09/01/28	1,000	1,061,110

				1,881,163

Nevada–2.17%
Clark (County of); Series 2006, Limited Tax GO (INS–AMBAC)(b)	5.00%	11/01/21	5,235	5,836,449

Clark (County of);
Series 2009 C, Airport System Sub. Lien RB (INS–AGM)(b)	5.00%	07/01/22	1,000	1,123,190

Series 2009 C, Airport System Sub. Lien RB (INS–AGM)(b)	5.00%	07/01/23	4,000	4,444,320

Series 2009 C, Airport System Sub. Lien RB (INS–AGM)(b)	5.00%	07/01/24	2,000	2,199,840

Series 2009 C, Airport System Sub. Lien RB (INS–AGM)(b)	5.00%	07/01/25	1,500	1,636,860

Sr. Series 2010 D, Airport System RB	5.00%	07/01/15	2,950	3,367,543

Sr. Series 2010 D, Airport System RB	5.00%	07/01/16	1,000	1,156,920

Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,197,220

Sr. Series 2010 D, Airport System RB	5.00%	07/01/17	1,500	1,741,830

Clark (County of) School District; Series 2004 A, Ref. Limited Tax GO (INS–AGM)(b)	5.00%	06/15/16	5,000	5,681,500

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,000	4,318,760

Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO	5.00%	06/01/16	500	584,600

Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS–AGM)(b)	5.00%	06/01/15	750	835,237

Series 2004 C, Hospital RB (INS–AGM)(b)	5.00%	06/01/17	1,365	1,519,955

Series 2005 A, Hospital RB (INS–AGM)(b)	5.25%	06/01/17	1,300	1,465,529

				38,109,753

New Hampshire–0.27%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,909,372

Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	554,685

New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	470	503,234

Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	235	249,178

Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,495	1,571,977

				4,788,446

New Jersey–1.90%
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing);
Series 2010 A, RB	5.25%	06/01/20	1,295	1,393,122

Series 2010 A, RB	5.00%	06/01/21	1,500	1,567,005

New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,805	1,905,376

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	738,184

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,818,646

New Jersey (State of) Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS–AGM)(b)	6.25%	07/01/12	1,030	1,030,258

New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,331,400

Series 2009 H, RB	5.00%	01/01/21	3,500	4,020,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS–AGC)(b)	5.00%	12/01/21	$1,130	$1,286,833

Series 2009 A, City-Secured Police Facility RB (INS–AGC)(b)	5.38%	12/01/26	500	555,750

Newark (City of);
Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO	4.00%	10/01/16	3,710	4,059,890

Series 2010 H, General Obligation Unlimited TAN	4.00%	03/15/11	2,500	2,514,925

Paterson (City of);
Series 2009, General Improvement Unlimited Tax GO (INS–AGM)(b)	4.25%	06/15/12	1,600	1,672,688

Series 2009, General Improvement Unlimited Tax GO (INS–AGM)(b)	5.00%	06/15/16	200	224,948

Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS–AGC)(b)	3.00%	12/15/10	1,000	1,005,260

Series 2010, Ref. COP (INS–AGC)(b)	4.00%	06/15/12	1,135	1,185,269

Series 2010, Ref. COP (INS–AGC)(b)	4.00%	12/15/12	1,285	1,356,215

Series 2010, Ref. COP (INS–AGC)(b)	4.00%	06/15/15	1,345	1,452,533

Series 2010, Ref. COP (INS–AGC)(b)	4.00%	12/15/15	1,395	1,509,529

South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,661,339

				33,290,110

New York–2.54%
Amherst (Town of) Development Corp. (UBF Faculty-Student Housing Corp.–Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS–AGM)(b)	4.00%	10/01/16	1,000	1,105,670

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery IDR	5.00%	01/01/14	560	622,905

Series 2009 A, Resource Recovery IDR	5.00%	01/01/18	445	507,896

Series 2009 A, Resource Recovery IDR	5.00%	01/01/19	365	417,013

Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility IDR	5.25%	03/01/17	930	1,046,371

Series 2000 A, Ref. Civic Facility IDR	5.25%	03/01/19	1,585	1,787,040

New York (City of); Sub. Series 2008 J-1, Unlimited Tax GO	5.00%	08/01/17	750	893,850

New York (State of) Dormitory Authority (Consolidated Service Contract); Series 2009 A, Ref. RB	5.00%	07/01/18	2,000	2,366,120

New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group);
Series 2010 A, RB	5.00%	07/01/19	500	564,650

Series 2010 A, RB	5.00%	07/01/26	1,160	1,243,242

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,284,482

New York (State of) Dormitory Authority (School District Revenue Bond Financing Program); Series 2008 D, RB (INS–AGC)(b)	5.75%	10/01/24	1,000	1,171,780

New York (State of) Dormitory Authority (St. Lawrence University); Series 2008, RB	5.00%	07/01/14	2,000	2,242,300

New York (State of) Dormitory Authority (State University Educational Facilities); Series 2002 B, Third General Resolution RB(a)	5.25%	05/15/12	3,170	3,405,531

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/22	2,635	3,071,013

New York (City of) Housing Development Corp.;
Series 2009 C-2, MFH RB	3.50%	05/01/13	1,085	1,094,819

Series 2009 L-2, MFH RB(a)	2.00%	09/16/13	3,720	3,752,587

New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,311,640

Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,185,519

Series 2010 D, Future Tax Sec. Sub. RB	5.00%	11/01/17	2,500	3,029,600

New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR(a)	3.00%	06/03/13	5,000	5,063,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Housing Finance Agency; Series 2009 B, Affordable Housing RB	1.45%	11/01/11	$1,000	$1,001,060

Niagara Falls Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(b)	4.00%	10/01/19	1,000	1,121,460

Yonkers (City of);
Series 2010 A, Unlimited Tax GO (INS–AGM)(b)	5.00%	11/15/20	655	753,728

Series 2010 A, Unlimited Tax GO (INS–AGM)(b)	5.00%	11/15/22	500	560,360

				44,604,036

North Carolina–0.91%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,123,820

Series 2008 A, Ref. Health Care RB	4.63%	01/15/26	1,005	1,048,959

Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,986,955

Series 2009 A, Ref. Health Care RB	5.00%	01/15/26	1,665	1,804,577

North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS–AGC)(b)	6.00%	01/01/19	330	379,111

Series 2009 B, Ref. Power System RB	5.00%	01/01/17	500	572,780

Series 2009 D, Power System RB	5.00%	01/01/19	900	1,037,547

Series 2009 D, Power System RB	5.00%	01/01/20	1,000	1,136,190

Series 2009 D, Power System RB	5.00%	01/01/21	1,095	1,229,608

Series 2009 D, Power System RB	5.00%	01/01/22	1,060	1,179,685

Oak Island (Town of) (Waste Water);
Series 2008 A, Enterprise System RB (INS–NATL)(b)	5.00%	06/01/20	1,065	1,204,813

Series 2008 A, Enterprise System RB (INS–NATL)(b)	5.00%	06/01/23	1,210	1,328,156

				16,032,201

North Dakota–0.12%
Fargo (City of) (MeritCare Obligated Group); Series 2000 A, Health System RB (INS–AGM)(b)	5.60%	06/01/21	2,000	2,023,680

Ohio–4.81%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(b)	5.00%	03/01/16	2,675	3,118,140

Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(b)	5.00%	03/01/18	2,010	2,379,016

Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,136,100

Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,279,580

Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,670	3,005,486

American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,190,347

Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	963,182

Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,466,508

Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	1,999,550

Series 2007 A-2, Sr. Asset-Backed Turbo Term RB	5.38%	06/01/24	1,595	1,416,041

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)(f)	0.29%	11/01/40	3,940	3,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(b)	5.25%	01/01/21	$3,980	$4,511,051

Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/18	2,000	2,330,880

Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/19	2,000	2,341,960

Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/20	4,000	4,622,520

Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/23	3,000	3,356,040

Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/27	2,000	2,157,360

Franklin (County of) (Nationwide Children’s Hospital); Series 2009, Hospital Improvement RB	5.00%	11/01/18	1,000	1,136,890

Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,367,980

Series 2009 B-1, Hospital RB	4.75%	01/01/21	2,000	2,214,300

Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,102,240

Series 2009 B-1, Hospital RB	5.00%	01/01/23	3,000	3,284,100

Series 2009 B-1, Hospital RB	5.00%	01/01/25	3,000	3,239,370

Series 2009 B-1, Hospital RB	5.00%	01/01/26	3,000	3,226,080

Series 2009 B-1, Hospital RB	5.00%	01/01/27	1,000	1,069,490

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB(a)	4.88%	07/15/15	2,525	2,750,937

Ohio (State of); Series 2009 A-II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,172,243

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	10,120	11,445,720

Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,633,472

Toledo (City of) (Special Obligations); Series 2009, City Services Special Assessment RN	4.00%	06/01/11	1,500	1,519,650

				84,376,233

Oklahoma–1.45%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,066,950

Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,167,740

Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education);
Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,094,960

Series 2009 A, Master Real Property Lease RB	4.10%	06/01/21	1,000	1,084,310

Series 2009 A, Master Real Property Lease RB	4.20%	06/01/22	1,000	1,080,270

Series 2009 A, Master Real Property Lease RB	4.25%	06/01/23	1,000	1,075,350

Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,369,728

Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	360,519

Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	298,525

Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	284,802

Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,375,698

Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	713,396

Series 2009 A, General RB	5.38%	06/01/24	1,750	1,835,680

Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,244,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–(continued)

Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	$5,000	$5,604,500

Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,120,370

Tulsa (City of) Industrial Authority (University of Tulsa); Series 2009, Ref. RB	5.00%	10/01/23	1,500	1,616,805

				25,393,923

Oregon–0.67%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2009 B, RB(a)	5.00%	07/15/12	1,000	1,049,190

Lane (County of) (Full Faith & Credit Obligations); Series 2009 A, Limited Tax GO	4.00%	11/01/16	1,000	1,119,160

Oregon (State of) Department of Administrative Services; Series 2009 A, State Lottery RB	5.00%	04/01/28	500	564,865

Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,655,629

Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/14	720	817,128

Series 2009 A, Ref. RB	5.00%	11/01/15	660	765,151

Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,178,431

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,415	1,515,479

Oregon (State of) Facilities Authority (Willamette University); Series 2010 A, Ref. RB	4.00%	10/01/24	500	519,365

Salem-Keizer School District No. 24J; Series 2009 B, Capital Appreciation Unlimited Tax GO (CEP–Oregon School Bond Guaranty)(g)	5.26%	06/15/23	2,500	1,582,250

				11,766,648

Pennsylvania–4.02%
Adams (County of) Industrial Development Authority (Gettysburg College); Series 2010, IDR	5.00%	08/15/22	500	572,215

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 A, RB	3.00%	05/15/11	490	498,075

Series 2010 A, RB	5.00%	05/15/19	580	667,313

Bethel Park (City of) School District;
Series 2009, Limited Tax GO	3.00%	08/01/13	500	526,955

Series 2009, Limited Tax GO	4.00%	08/01/17	800	889,040

Series 2009, Limited Tax GO	5.00%	08/01/29	1,000	1,078,240

Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	560,150

Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	612,252

Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,113,500

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(f)	0.30%	07/01/38	305	305,000

Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB(a)	5.00%	06/01/12	1,000	1,057,710

Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	5.00%	08/01/17	1,000	1,203,900

Series 2009, RB	4.25%	08/01/19	3,000	3,453,720

Series 2009, RB	5.00%	08/01/21	775	913,431

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,100	1,230,042

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center);
Series 2010 E, RB	5.00%	05/15/19	1,025	1,184,398

Series 2010 E, RB	5.00%	05/15/21	5,000	5,696,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS–AGC)(b)	6.00%	06/01/23	$500	$591,735

Series 2009 B, Sub. RB	5.00%	06/01/21	3,500	3,997,700

Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,835,225

Philadelphia (City of) School District; Series 2010 C, Ref. Unlimited Tax GO	5.00%	09/01/14	1,000	1,129,700

Philadelphia (City of);
Series 2008 B, Limited Tax GO (INS–AGC)(b)	5.75%	07/15/17	1,000	1,177,640

Series 2008 B, Limited Tax GO (INS–AGC)(b)	6.00%	07/15/18	1,000	1,177,820

Series 2008 B, Limited Tax GO (INS–AGC)(b)	6.25%	07/15/23	2,000	2,283,180

Series 2009 A, Ref. Unlimited Tax GO (INS–AGC)(b)	4.50%	08/01/20	2,000	2,250,960

Series 2009 A, Ref. Unlimited Tax GO (INS–AGC)(b)	5.25%	08/01/21	2,500	2,930,750

Series 2009 A, Ref. Unlimited Tax GO (INS–AGC)(b)	5.25%	08/01/22	5,000	5,776,950

Series 2009 A, Water & Wastewater RB	5.00%	01/01/27	250	270,133

Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(b)	5.00%	06/15/19	1,000	1,185,810

Series 2010 A, Unlimited Tax General Obligation Revenue & TAN	2.00%	06/30/11	1,250	1,263,862

Pittsburgh (City of) School District;
Series 2009 A, Limited Tax GO (INS–AGC)(b)	3.00%	09/01/12	1,300	1,360,905

Series 2009 A, Limited Tax GO (INS–AGC)(b)	4.00%	09/01/19	3,105	3,471,638

Pittsburgh (City of) Water & Sewer Authority; Series 2008 C-1D, Ref. Sub. Water & Sewer System RB (INS–AGM)(a)(b)	2.63%	09/01/12	1,000	1,011,560

Reading (City of); Series 2008, Unlimited Tax GO (INS–AGM)(b)	5.63%	11/01/23	1,500	1,730,160

South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS–AGC)(b)	6.00%	07/01/26	500	569,910

Southeastern Pennsylvania Transportation Authority; Series 1999 B, Ref. Special RB (INS–NATL)(b)	5.25%	03/01/17	3,000	3,022,320

St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,550,731

Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,969,832

University of Pittsburgh–Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB(a)	5.50%	09/15/13	1,000	1,123,080

Series 2005 A, RB(a)	5.50%	09/15/13	1,000	1,123,080

West Mifflin Area School District; Series 2009, Limited Tax GO (INS–AGM)(b)	5.50%	04/01/24	500	584,815

York (City of) Sewer Authority;
Series 2010, Gtd. Sewer RB (INS–AGC)(b)	5.00%	12/01/22	750	826,635

Series 2010, Gtd. Sewer RB (INS–AGC)(b)	5.00%	12/01/23	1,620	1,770,433

				70,548,805

Puerto Rico–0.81%
Government Development Bank for Puerto Rico; Series 1985, Ref. RB (INS–NATL)(b)	4.75%	12/01/15	1,000	1,044,080

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 ZZ, Power RB	5.25%	07/01/19	1,000	1,155,360

Series 2010 ZZ, Power RB	5.25%	07/01/22	2,000	2,265,840

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 K, Ref. Government Facilities RB (INS–AGM)(b)	5.25%	07/01/27	2,450	2,679,687

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Sub. Series 2009 A, RB(a)(e)	5.00%	08/01/11	3,000	3,131,100

First Sub. Series 2009 A, RB	5.00%	08/01/19	3,000	3,475,440

First Sub. Series 2010 A, RB	3.38%	08/01/16	500	523,525

				14,275,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–0.84%
North Providence (Town of); Series 2010, Deficit Unlimited Tax GO (INS–AGM)(b)	3.00%	07/15/12	$1,835	$1,857,772

Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group Issue);
Series 2006 A, Ref. Hospital Financing RB (INS–AGM)(b)	5.00%	05/15/15	1,000	1,124,390

Series 2009 A, Hospital Financing RB (INS–AGC)(b)	6.13%	05/15/27	500	576,435

Rhode Island (State of) Health & Educational Building Corp. (Public Schools Financing Program–City of Woonsocket);
Series 2009 E, RB (INS–AGC)(b)	5.00%	05/15/19	2,145	2,513,039

Series 2009 E, RB (INS–AGC)(b)	5.00%	05/15/20	1,000	1,153,270

Series 2009 E, RB (INS–AGC)(b)	5.00%	05/15/22	2,535	2,854,157

Rhode Island (State of) Health & Educational Building Corp. (Public Schools Financing Program–Pooled); Series 2007 B, RB (INS–AMBAC)(b)	5.00%	05/15/21	1,000	1,109,980

Rhode Island (State of) Health & Educational Building Corp. (University of Rhode Island– Auxiliary Enterprise); Series 2009 B, Higher Education Facilities RB (INS–AGC)(b)	5.25%	09/15/29	1,250	1,370,500

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Program RB	4.75%	12/01/15	1,150	1,246,336

Woonsocket (City of); Series 2000, Unlimited Tax GO (INS–NATL)(b)	5.25%	10/01/10	840	843,158

				14,649,037

South Carolina–2.33%
Charleston (City of); Series 2001, Ref. Waterworks & Sewer System RB (INS–NATL)(b)	5.25%	01/01/13	1,385	1,419,791

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Furman University); Series 2010, Educational Facilities RB	4.00%	10/01/10	200	200,558

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	2,650	2,818,381

Piedmont (City of) Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,100	2,400,573

Series 2009 A-3, Ref. Electric RB	5.00%	01/01/17	1,000	1,148,400

Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,311,980

Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(b)	4.00%	01/01/13	2,210	2,376,612

Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(b)	4.00%	01/01/14	2,315	2,544,092

Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(b)	4.00%	01/01/15	2,405	2,669,670

South Carolina (State of); Series 2001 B, Capital Improvement Unlimited Tax GO	5.50%	04/01/11	1,000	1,030,610

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/13	790	853,413

Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,115,480

Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,276,219

Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,121,480

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS–AGM)(b)	4.00%	08/01/17	1,500	1,617,435

Series 2009, Ref. & Improvement Hospital RB	3.00%	08/01/11	1,000	1,010,490

Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	545,575

Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/17	1,000	1,079,930

Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/18	500	540,320

South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	1,000	1,097,550

South Carolina (State of) Transportation Infrastructure Bank;
Series 2001 A, RB (INS–AMBAC)(b)	5.00%	10/01/23	1,500	1,555,695

Series 2004 A, RB (INS–AMBAC)(b)	5.25%	10/01/22	1,390	1,523,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

Spartanburg (County of) Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS–AGC)(b)	4.50%	04/15/27	$1,735	$1,774,836

Series 2008 D, Ref. Hospital RB (INS–AGC)(b)	5.25%	04/15/20	1,000	1,139,320

Spartanburg (City of) Sanitary Sewer District;
Series 2009 B, Ref. Sewer System Convertible RB (INS–AGC)(b)	4.00%	03/01/16	1,110	1,235,486

Series 2009 B, Ref. Sewer System Convertible RB (INS–AGC)(b)	4.50%	03/01/17	1,160	1,328,258

York (County of); Series 2000 B-1, VRD PCR(c)(d)	0.88%	09/15/24	3,150	3,150,000

				40,885,469

South Dakota–0.52%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,361,576

Series 2009, Water RB	5.00%	11/01/24	1,620	1,834,877

Series 2009, Water RB	5.00%	11/01/25	1,650	1,854,963

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,107,840

South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	559,660

Series 2009, RB	5.00%	11/01/17	430	479,201

Series 2009, RB	5.00%	11/01/24	1,000	1,058,730

Series 2009, RB	5.25%	11/01/29	500	526,345

South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	5.10%	05/01/18	250	270,527

				9,053,719

Tennessee–0.90%
Chattanooga (City of)–Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS–AGM)(b)	4.50%	10/01/16	2,500	2,747,150

Greater Dickson Gas Authority;
Series 2010, Ref. & Improvement Gas System RB (INS–AGC)(b)	4.00%	01/01/17	1,115	1,240,348

Series 2010, Ref. & Improvement Gas System RB (INS–AGC)(b)	4.00%	01/01/18	1,110	1,237,839

Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,065,010

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2010 A, Ref. Hospital RB	5.00%	07/01/16	2,855	3,046,456

Series 2010 A, Ref. Hospital RB	5.38%	07/01/25	1,340	1,383,818

Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,781,600

Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004, RB	5.00%	09/01/18	500	577,190

Series 2004, RB	5.00%	09/01/19	500	576,235

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(b)	5.00%	09/01/17	1,000	1,145,260

				15,800,906

Texas–8.27%
Aldine Independent School District; Series 2003, School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	3.00%	02/15/15	500	545,070

Austin (City of); Series 2001, Limited Tax Ctfs. of Obligation	5.00%	09/01/11	1,900	1,990,174

Beaumont (City of) Independent School District; Series 2009, School Building Unlimited Tax GO (INS–AGC)(b)	5.00%	02/15/24	1,500	1,677,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	$1,295	$1,455,697

Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,855,425

Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,816,375

Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,808,950

Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,769,275

Series 2009, Ref. Waterworks System RB	5.00%	05/01/29	2,500	2,624,425

Corpus Christi (City of) Independent School District; Series 2009, School Building Unlimited Tax GO	5.00%	08/15/22	1,500	1,754,985

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/26	585	638,551

Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO (INS–AMBAC)(b)	5.00%	02/15/19	1,200	1,305,420

Series 2005 A, Ref. Unlimited Tax GO (INS–AMBAC)(b)	5.15%	02/15/21	3,000	3,231,300

Dallas-Fort Worth International Airport Public Facilities Improvement Corp.; Series 2001, Airport Hotel RB (INS–AGM)(b)	5.50%	01/15/18	1,250	1,253,087

Dallas-Fort Worth International Airport; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	2,000	2,221,400

Garland (City of); Series 2001, Combination Tax & Revenue Limited Tax Ctfs. of Obligation (INS–NATL)(b)	5.25%	02/15/11	2,435	2,489,934

Gulf Coast Waste Disposal Authority (BP Products North America Inc.); Series 2006, Environmental Facilities RB(a)	2.30%	09/03/13	2,500	2,430,900

Harris (County of) Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.13%	11/15/23	750	765,810

Harris (County of) Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,230,060

Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,920,524

Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,276,880

Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,139,560

Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,788,975

Harris (County of) Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	576,495

Harris (County of) Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	803,235

Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,889,055

Harris (County of) Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(b)	5.00%	05/15/23	1,500	1,667,640

Harris (County of) Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB(a)	5.00%	06/01/12	1,630	1,742,209

Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal IDR	5.00%	02/01/23	4,000	4,291,120

Series 2008, Solid Waste Disposal IDR	4.70%	05/01/18	7,220	7,830,740

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 A, Ref. Hotel Occupancy & Special Tax RB (INS–AMBAC)(b)	5.50%	09/01/10	1,000	1,000,000

Series 2001 A, Ref. Hotel Occupancy & Special Tax RB (INS–AMBAC)(b)	5.50%	09/01/11	4,500	4,703,985

Series 2001 B, Hotel Occupancy & Special Tax RB (INS–AMBAC)(b)	5.25%	09/01/10	1,000	1,000,000

Series 2001 B, Hotel Occupancy & Special Tax RB (INS–AMBAC)(b)	5.25%	09/01/11	2,360	2,461,126

Series 2001 B, Hotel Occupancy & Special Tax RB (INS–AMBAC)(b)	5.50%	09/01/11	2,860	2,989,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/15	$325	$377,357

Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/16	250	294,332

Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/17	340	402,808

Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/18	500	597,040

Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/19	250	294,690

Humble (City of) Independent School District; Series 2009, School Building Unlimited Tax GO	3.00%	02/15/15	1,190	1,287,128

La Vernia Higher Education Finance Corp. (KIPP, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	383,484

Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax Ctfs. of Obligation (INS–AGC)(b)	5.00%	10/01/27	1,230	1,359,347

Live Oak (City of); Series 2004, Unlimited Tax GO (INS–NATL)(b)	5.00%	08/01/16	390	433,563

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2010, Ref. & Improvement Transmission Contract RB	5.00%	05/15/23	1,000	1,140,600

Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS–AGM)(b)	5.88%	05/15/14	415	416,722

Series 2009, Ref. RB	5.25%	05/15/29	500	550,555

Lubbock (City of) Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB(a)	3.05%	10/16/12	2,935	2,997,897

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/13	1,675	1,758,783

Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,340,282

Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	2,024,419

Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,616,927

Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,244,354

Mansfield (City of); Series 2008, Limited Tax Ctfs. of GO	6.13%	02/15/26	500	583,180

North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(b)	5.00%	12/15/24	2,000	2,293,440

North Texas Municipal Water District; Series 2001, Water System RB (INS–NATL)(b)	5.00%	09/01/11	1,040	1,088,859

North Texas Tollway Authority; Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,620,038

North Texas Tollway Authority;
Series 2008 E-3, Ref. First Tier System RB(a)	5.75%	01/01/16	2,410	2,791,551

Series 2008 H-2, Ref. First Tier System RB(a)	5.00%	01/01/13	3,380	3,645,736

Series 2008 L-2, Ref. First Tier System RB(a)	6.00%	01/01/13	1,000	1,100,720

North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,281,340

Parker (County of); Series 2009, Road Unlimited Tax GO (INS–AGC)(b)	5.25%	02/15/26	1,000	1,140,070

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS–AGC)(b)	5.00%	02/15/24	500	568,705

San Antonio (City of);
Series 1994 A, Ref. Electric & Gas Systems RB(e)	5.00%	02/01/12	35	37,319

Series 1994 A, Ref. Electric & Gas Systems RB	5.00%	02/01/12	2,340	2,493,013

Tarrant (County of) Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(b)	5.00%	09/01/13	500	548,800

Series 2009 A, Hospital RB (INS–AGC)(b)	3.75%	09/01/14	1,000	1,068,580

Series 2009 A, Hospital RB (INS–AGC)(b)	5.00%	09/01/22	500	546,250

Series 2009 A, Hospital RB (INS–AGC)(b)	5.00%	09/01/24	1,280	1,377,446

Series 2009 B, Hospital RB (INS–AGC)(b)	5.25%	09/01/28	1,000	1,074,530

Tarrant (County of)Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,853,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant (County of)Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	$1,000	$1,116,740

Series 2010 A, Hospital RB	5.00%	12/01/15	525	608,785

Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,432,787

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,624,500

Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS–NATL)(b)	5.00%	02/01/24	4,240	4,767,583

Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,239,843

Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	924,282

Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,495,158

Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	466,731

West Harris (County of) Regional Water Authority;
Series 2005, Water System RB (INS–AGM)(b)	5.00%	12/15/17	1,000	1,141,440

Series 2009, Water System RB	5.00%	12/15/16	1,000	1,171,080

Series 2009, Water System RB	5.00%	12/15/22	2,215	2,503,238

				145,070,355

Utah–0.42%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,078,096

Local Building Authority of Salt Lake (City of) Valley Fire Service Area; Series 2008, Lease RB	5.00%	04/01/22	500	568,635

Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	590	682,760

Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,528,469

South Valley Sewer District; Series 2009 A, RB	4.00%	01/01/15	600	671,130

Tooele (County of) School District; Series 2001, School Building Unlimited Tax GO (CEP–Utah School Bond Guaranty Program)	4.50%	06/01/11	1,075	1,109,271

Utah (State of) Housing Corp.; Series 2009 C-1, Class III, Single Family Mortgage RB	4.50%	07/01/23	620	645,662

				7,284,023

Vermont–0.15%
University of Vermont & State Agricultural College; Series 2009, RB	5.00%	10/01/28	1,500	1,633,515

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Heath Care); Series 2004 B, Hospital RB (INS–AGM)(b)	5.00%	12/01/22	1,000	1,085,230

				2,718,745

Virgin Islands–0.81%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Notes–Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,732,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands–(continued)

Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	$1,875	$1,999,425

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,110,200

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,121,360

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,126,750

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,130,180

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	530,705

Series 2009 C, Ref. Sub. Lien RB	5.00%	10/01/11	1,000	1,034,050

Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/15	500	555,525

Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/16	345	385,745

Series 2010 B, Sub. Lien Working Capital RB	5.00%	10/01/25	750	779,482

Series 2010 B, Sub. Lien Working Capital RB	5.25%	10/01/29	500	518,205

Virgin Islands Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,065,650

Series 2010 B, Electric System RB (INS–AGM)(b)	5.00%	07/01/22	1,000	1,126,500

				14,216,727

Virginia–0.72%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	555,235

Norton (City of) Industrial Development Authority (Norton Community Hospital, Inc.); Series 2001, Ref. & Improvement Hospital IDR (INS–ACA)(b)	5.13%	12/01/10	675	677,012

Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital IDR	5.00%	07/01/15	1,095	1,180,027

Series 2010 B, Ref. Hospital IDR	4.00%	07/01/16	1,985	2,037,940

Series 2010 B, Ref. Hospital IDR	5.00%	07/01/16	2,090	2,234,670

Series 2010 B, Ref. Hospital IDR	5.00%	07/01/18	1,255	1,331,680

Virginia (State of) Housing Development Authority; Series 2010 A, Homeownership Mortgage RB	0.75%	09/01/11	1,000	1,003,520

Virginia (State of) Resources Authority (State Revolving Fund); Sub. Series 2008, Clean Water RB	5.00%	10/01/29	1,315	1,482,886

York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR(a)	4.05%	05/01/14	2,000	2,138,280

				12,641,250

Washington–2.51%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	549,230

Series 2009, Ref. Electric System RB	5.00%	01/01/27	215	234,393

Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	324,825

Cowlitz (County of) (Cowlitz Sewer Operating Board–Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(b)	5.50%	11/01/19	2,500	2,874,250

Energy Northwest (No. 3); Series 2001 A, Ref. Electric RB (INS–AGM)(b)	5.50%	07/01/11	7,500	7,825,950

King (County of) Housing Authority (YWCA Family Village at Issaquah–Phase II); Series 2009, Housing RB	2.40%	01/01/13	1,450	1,468,792

Pend Oreille (County of) Public Utility District No. 1; Series 2009 A, Box Canyon Production System RB	5.00%	01/01/11	1,000	1,012,800

Seattle (City of);
Series 2000, Municipal Light & Power RB(a)(e)	5.63%	12/01/10	2,120	2,148,641

Series 2001, Ref. Municipal Light & Power RB(e)	5.25%	03/01/11	2,145	2,197,745

Series 2001, Ref. Municipal Light & Power RB (INS–AGM)(b)	5.25%	03/01/11	855	876,384

Snohomish (County of);
Series 2001, Limited Tax GO(e)	5.25%	12/01/11	300	318,024

Series 2001, Limited Tax GO(e)	5.25%	12/01/11	2,385	2,533,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) (Department of Ecology–State Office Building); Series 2001, Ref. COP (INS–AMBAC)(b)	4.75%	04/01/11	$5,310	$5,320,620

Washington (State of); Series 2001 R-A, Ref. Various Purpose Unlimited Tax GO	5.00%	09/01/10	1,745	1,745,000

Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP–FHA)	5.25%	08/01/23	1,000	1,086,190

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS–AGC)(b)	5.75%	08/15/29	450	501,075

Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,210,828

Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,332,383

Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,429,260

Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	3,017,229

Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,064,450

				44,071,321

West Virginia–0.14%
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,086,200

West Virginia (State of) Hospital Finance Authority (West Virginia United Health Systems, Inc.); Series 2003 D, Improvement RB (INS–AGM)(b)	5.38%	06/01/28	1,200	1,312,692

				2,398,892

Wisconsin–2.51%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS–AGC)(b)	4.25%	10/01/15	1,510	1,695,564

Wisconsin (State of); Series 1993 2, Ref. Unlimited Tax GO	5.13%	11/01/11	2,000	2,111,760

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(a)	4.75%	08/15/14	1,000	1,077,580

Series 2009 B, RB(a)	5.13%	08/15/16	2,000	2,206,320

Wisconsin (State of) Health & Educational Facilities Authority (Bay Area Medical Center, Inc.); Series 2008, VRD RB (LOC–M&I Marshall & Ilsley Bank)(c)(d)(f)	1.65%	02/01/38	19,500	19,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.); Series 2008 B, RB	5.50%	08/15/29	3,000	3,296,790

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,220,330

Series 2009 C, RB	5.00%	04/01/19	750	841,035

Series 2009 C, RB	5.00%	04/01/20	750	828,082

Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,080,898

Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	950,004

Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,214,494

Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,249,893

Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Village); Series 2000 B, VRD RB (LOC–M&I Marshall & Ilsley Bank)(c)(d)(f)	1.28%	08/15/30	4,765	4,765,000

Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS–AMBAC)(b)	5.00%	12/15/16	855	924,751

				43,962,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–0.75%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, Hospital RB	3.00%	12/01/12	$1,000	$1,032,960

Series 2009, Hospital RB	4.00%	12/01/15	1,285	1,379,306

Series 2009, Hospital RB	5.00%	12/01/17	1,170	1,290,124

Series 2009, Hospital RB	5.00%	12/01/18	545	594,137

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)(f)	0.29%	01/01/18	4,810	4,810,000

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	2,675	2,920,753

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,107,340

				13,134,620

TOTAL INVESTMENTS(i)–99.72% (Cost $1,647,900,347)				1,749,106,820

OTHER ASSETS LESS LIABILITIES–0.28%				4,981,918

NET ASSETS–100.00%				$1,754,088,738

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– Ambac Assurance Corp.
BAN	– Bond Anticipation Note
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
CIFG	– CIFG Assurance North America, Inc.
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
XLCA	– XL Capital Assurance Inc.

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security is considered a cash equivalent.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is re-determined periodically. Rate shown is the rate in effect on August 31, 2010.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Zero coupon bonds issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Invesco Tax-Free Intermediate Fund

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $5,553,700, which represented 0.32% of the Fund’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Assured Guaranty Municipal Corp.	13.1%

Assured Guaranty Corp.	12.6%

National Public Finance Guarantee Corp.	6.4%

Portfolio Composition

(By Credit Quality)

S&P Rating:
AAA%	26.65%

AA%	26.32%

A%	25.38%

BBB%	5.67%

NR%	14.45%

PreRe/ETM%	1.53%

Moody’s Rating:
AAA%	5.50%

AA%	44.36%

A%	24.04%

Baa%	8.04%

Ba%	0.11%

NR%	16.43%

PreRe/ETM%	1.52%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Invesco Tax-Free Intermediate Fund

Statement of Assets and Liabilities

August 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,647,900,347)	$1,749,106,820

Cash	11,406

Receivables for:
Investments sold	3,325,000

Fund shares sold	2,386,171

Interest	18,800,323

Investment for trustee deferred compensation and retirement plans	42,906

Other assets	100,954

Total assets	1,773,773,580

Liabilities:
Payables for:
Investments purchased	15,795,460

Fund shares reacquired	2,710,667

Dividends	566,132

Accrued fees to affiliates	445,191

Accrued other operating expenses	71,742

Trustee deferred compensation and retirement plans	95,650

Total liabilities	19,684,842

Net assets applicable to shares outstanding	$1,754,088,738

Net assets consist of:
Shares of beneficial interest	$1,650,227,211

Undistributed net investment income	3,128,586

Undistributed net realized gain (loss)	(473,532)

Unrealized appreciation	101,206,473

$1,754,088,738

Net Assets:
Class A	$1,434,788,201

Class A2	$107,971,200

Class Y	$205,616,997

Institutional Class	$5,712,340

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	123,862,298

Class A2	9,317,526

Class Y	17,760,296

Institutional Class	493,502

Class A
Net asset value and offering per share	$11.58

Maximum offering price per share (Net asset value of $11.58 divided by 97.50%)	$11.88

Class A2
Net asset value and offering price per share	$11.59

Maximum offering price per share (Net asset value of $11.59 divided by 99.00%)	$11.71

Class Y:
Net asset value and offering price per share	$11.58

Institutional Class:
Net asset value and offering price per share	$11.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Invesco Tax-Free Intermediate Fund

Statement of Operations

For the six months ended August 31, 2010
(Unaudited)

Investment income:
Interest	$31,409,322

Expenses:
Advisory fees	2,101,564

Administrative services fees	202,766

Custodian fees	46,098

Distribution Fees — Class A3	1,817,783

Transfer agent fees — A, A2 and Y	391,253

Transfer agent fees — Institutional	704

Trustees’ and officers’ fees and benefits	33,264

Other	290,831

Total expenses	4,884,263

Less: Expenses reimbursed and expense offset arrangement(s)	(510)

Net expenses	4,883,753

Net investment income	26,525,569

Net realized gain (loss) from investment securities	(7,882)

Change in net unrealized appreciation of investment securities	55,256,344

Net realized and unrealized gain	55,248,462

Net increase in net assets resulting from operations	$81,774,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Invesco Tax-Free Intermediate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2010 and the year ended February 28, 2010
(Unaudited)

	August 31,	February 28,	March 31,
	2010	2010	2009

Operations:
Net investment income	$26,525,569	$30,483,497	$12,875,673

Net realized gain (loss)	(7,882)	30,740	(430,404)

Change in net unrealized appreciation	55,256,344	40,355,636	52,804

Net increase in net assets resulting from operations	81,774,031	70,869,873	12,498,073

Distributions to shareholders from net investment income:
Class A	(19,513,718)	(26,106,489)	(4,711,061)

Class A2	(1,553,774)	(3,831,138)	(6,057,714)

Class Y	(2,287,031)	(1,864,363)	(713,178)

Institutional Class	(90,553)	(111,331)	(49,518)

Total distributions from net investment income	(23,445,076)	(31,913,321)	(11,531,471)

Distributions to shareholders from net realized gains:
Class A	—	—	(75,207)

Class A2	—	—	(64,720)

Class Y	—	—	(19,457)

Institutional Class	—	—	(572)

Total distributions from net realized gains	—	—	(159,956)

Share transactions–net:
Class A	(165,739,042)	1,296,582,949	185,907,926

Class A2	(4,946,905)	(11,967,935)	(49,919,830)

Class Y	91,141,249	75,525,830	28,736,255

Institutional Class	(2,404,664)	5,503,854	1,450,963

Net increase (decrease) in net assets resulting from share transactions	(81,949,362)	1,365,644,698	166,175,314

Net increase (decrease) in net assets	(23,620,407)	1,404,601,250	166,981,960

Net assets:
Beginning of period	1,777,709,145	373,107,895	206,125,935

End of period (includes undistributed net investment income of $3,128,586, $48,093 and $1,446,176, respectively)	$1,754,088,738	$1,777,709,145	$373,107,895

Notes to Financial Statements

August 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Free Intermediate Fund, formerly AIM Tax-Free Intermediate Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), formerly AIM Tax-Exempt Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class A3, Class Y and Institutional Class. As of the close of business on October 30, 2002, Class A shares are closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain

39        Invesco Tax-Free Intermediate Fund

circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class A3, Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to

40        Invesco Tax-Free Intermediate Fund

taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.30%

Over $500 million up to and including $1 billion	0.25%

Over $1 billion	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $279.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A3, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A3 shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2010, IDI advised the Fund that IDI retained $785 and $87,536 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $5,226 from Class A shares for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Supplemental Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority

41        Invesco Tax-Free Intermediate Fund

to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3

Municipal Obligations	$—	$1,643,950,820	$—

Short-Term Investments	—	105,156,000	—

Total Investments	$—	$1,749,106,820	$—

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2010, the Fund engaged in securities purchases of $163,091,750 and securities sales of $7,175,047, which resulted in net realized gains (losses) of $0.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $231.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2010, the Fund paid legal fees of $4,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available

42        Invesco Tax-Free Intermediate Fund

capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$269,784

February 28, 2018	195,867

Total capital loss carryforward	$465,651

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2010 was $256,545,259 and $149,229,519, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$101,436,854

Aggregate unrealized (depreciation) of investment securities	(230,381)

Net unrealized appreciation of investment securities	$101,206,473

Cost of investments for tax purposes is $1,647,900,347.

NOTE 10—Share Information

	Summary of Share Activity

			For the eleven
	Six months ended		months ended		Year ended
	August 31, 2010(a)(b)		February 28, 2010(b)		March 31, 2009(b)
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	17,507,261	$197,011,114	153,718,083	$1,693,613,564	24,041,565	$255,830,915

Class A2	408,133	4,614,831	1,288,021	14,124,433	1,958,933	20,915,557

Class Y(c)	12,120,287	135,545,477	9,771,916	107,429,180	3,779,870	39,435,685

Institutional Class	561,700	6,288,374	720,191	7,959,473	200,126	2,117,885

Issued as reinvestment of dividends:
Class A	1,500,624	16,926,478	1,905,176	21,064,987	363,056	3,838,583

Class A2	84,610	954,691	174,958	1,919,802	232,541	2,460,308

Class Y	141,107	1,597,721	59,251	643,144	11,451	121,044

Institutional Class	6,472	73,029	8,799	96,856	4,324	45,765

Reacquired:
Class A(c)	(33,884,474)	(379,676,634)	(37,835,905)	(418,095,602)	(6,990,938)	(73,761,572)

Class A2(c)	(940,368)	(10,516,427)	(2,559,222)	(28,012,170)	(6,966,468)	(73,295,695)

Class Y	(4,105,479)	(46,001,949)	(3,010,923)	(32,546,494)	(1,007,184)	(10,820,474)

Institutional Class	(789,351)	(8,766,067)	(233,317)	(2,552,475)	(67,711)	(712,687)

Net increase (decrease) in share activity	(7,389,478)	$(81,949,362)	124,007,028	$1,365,644,698	15,559,565	$166,175,314

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective February 1, 2010, the shares of Class A and Class A3 were re-designated as Class A2 and Class A shares, respectively.

43        Invesco Tax-Free Intermediate Fund

(c)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Class A2 into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	3,420,676	$35,643,445

Class A	(188,179)	(1,960,829)

Class A2	(3,232,497)	(33,682,616)

44        Invesco Tax-Free Intermediate Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/10	$11.19	$0.17	(c)	$0.37	$0.54	$(0.15)	$—	$(0.15)	$11.58	4.89%	$107,971	0.36	%(d)	0.36	%(d)	3.29	%(d)	9%
Eleven months ended 02/28/10	10.72	0.33	(c)	0.49	0.82	(0.35)	—	(0.35)	11.19	8.14	109,342	0.38	(f)	0.38	(f)	3.48	(f)	8
Year ended 03/31/09	10.70	0.46	(c)	(0.02)	0.44	(0.41)	(0.01)	(0.42)	10.72	4.44	116,422	0.44		0.44		4.57		22
Year ended 03/31/08	10.76	0.43	(c)	0.02	0.45	(0.43)	(0.08)	(0.51)	10.70	4.50	167,381	0.48		0.48		4.18		19
Year ended 03/31/07	10.92	0.46		(0.12)	0.34	(0.45)	(0.05)	(0.50)	10.76	3.49	145,563	0.50		0.50		4.24		11
Year ended 03/31/06	11.21	0.42		(0.24)	0.18	(0.47)	—	(0.47)	10.92	1.87	194,526	0.46		0.46		4.16		9

Class A2
Six months ended 08/31/10	11.20	0.19	(c)	0.37	0.56	(0.17)	—	(0.17)	11.59	5.02	1,434,788	0.61	(d)	0.61	(d)	3.04	(d)	9
Eleven months ended 02/28/10	10.72	0.35	(c)	0.51	0.86	(0.38)	—	(0.38)	11.20	7.80	1,552,931	0.63	(f)	0.63	(f)	3.23	(f)	8
Year ended 03/31/09	10.70	0.48	(c)	(0.02)	0.46	(0.43)	(0.01)	(0.44)	10.72	4.18	224,508	0.69		0.69		4.32		22
Year ended 03/31/08	10.76	0.45	(c)	0.02	0.47	(0.45)	(0.08)	(0.53)	10.70	4.24	37,865	0.73		0.73		3.93		19
Year ended 03/31/07	10.92	0.46		(0.09)	0.37	(0.48)	(0.05)	(0.53)	10.76	3.23	38,156	0.75		0.75		3.99		11
Year ended 03/31/06	11.21	0.47		(0.26)	0.21	(0.50)	—	(0.50)	10.92	1.57	128,946	0.73		0.73		3.89		9

Class Y
Six months ended 08/31/10	11.19	0.19	(c)	0.37	0.56	(0.17)	—	(0.17)	11.58	5.02	205,617	0.36	(d)	0.36	(d)	3.29	(d)	9
Eleven months ended 02/28/10	10.72	0.35	(c)	0.50	0.85	(0.38)	—	(0.38)	11.19	8.05	107,447	0.38	(f)	0.38	(f)	3.48	(f)	8
Year ended 03/31/09(e)	10.42	0.24	(c)	0.28	0.52	(0.21)	(0.01)	(0.22)	10.72	5.01	29,834	0.45	(f)	0.45	(f)	4.56	(f)	22

Institutional Class
Six months ended 08/31/10	11.18	0.19	(c)	0.38	0.57	(0.17)	—	(0.17)	11.58	5.13	5,712	0.33	(d)	0.33	(d)	3.32	(d)	9
Eleven months ended 02/28/10	10.70	0.35	(c)	0.51	0.86	(0.38)	—	(0.38)	11.18	8.14	7,990	0.37	(f)	0.37	(f)	3.49	(f)	8
Year ended 03/31/09	10.69	0.48	(c)	(0.03)	0.45	(0.43)	(0.01)	(0.44)	10.70	4.28	2,344	0.50		0.50		4.51		22
Year ended 03/31/08	10.75	0.45	(c)	0.02	0.47	(0.45)	(0.08)	(0.53)	10.69	4.46	879	0.53		0.53		4.13		19
Year ended 03/31/07	10.92	0.46		(0.10)	0.36	(0.48)	(0.05)	(0.53)	10.75	3.43	3,215	0.52		0.52		4.22		11
Year ended 03/31/06	11.21	0.45		(0.24)	0.21	(0.50)	—	(0.50)	10.92	1.91	46,992	0.41		0.41		4.21		9

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,442,372, $105,119, $155,859 and $6,082 for Class A, Class A2, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 for Class Y shares.
(f)	Annualized.

45        Invesco Tax-Free Intermediate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010 through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
A	$1,000.00	$1,048.90	$3.15	$1,022.13	$3.11	0.61%

A2	1,000.00	1,050.20	1.86	1,023.39	1.84	0.36

Y	1,000.00	1,050.20	1.86	1,023.39	1.84	0.36

Institutional	1,000.00	1,051.30	1.71	1,023.54	1.68	0.33

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2010 through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

46        Invesco Tax-Free Intermediate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Tax-Free Intermediate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

47        Invesco Tax-Free Intermediate Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that the performance of Class A2 shares was in the third quintile of its performance universe for the one year period and in the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A2 shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Class A2 shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds with investment strategies comparable to those of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

48        Invesco Tax-Free Intermediate Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
TFI-SAR-1                Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/ /s Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.